UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22227

                      IndexIQ ETF Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite S-710
                      Rye Brook, NY 10573
(Address of principal executive offices) (Zip code)

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Ave., Suite S-710
                      Rye Brook, NY 10573
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: April 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT | APRIL 30, 2014

IndexIQ ETF Trust

IQ Hedge Multi-Strategy Tracker ETF (QAI)
IQ Hedge Macro Tracker ETF (MCRO)
IQ Hedge Market Neutral Tracker ETF (QMN)
IQ Real Return ETF (CPI)
IQ Global Resources ETF (GRES)
IQ Merger Arbitrage ETF (MNA)
IQ Australia Small Cap ETF (KROO)
IQ Canada Small Cap ETF (CNDA)
IQ Global Agribusiness Small Cap ETF (CROP)
IQ Global Oil Small Cap ETF (IOIL)
IQ U.S. Real Estate Small Cap ETF (ROOF)

The investment return and value of each of the Funds’ shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Funds and are available by visiting www.indexiq.com or by calling 1-888-934-0777. Read the prospectus carefully before investing.

Each of the Funds’ performance that is current to the most recent month-end is available by visiting www.indexiq.com or by calling 1-888-934-0777.

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s web site at www.sec.gov. The Funds’ Forms N-Q also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Each Funds’ premium/discount information is available, free of charge, on the Funds’ website, www.indexiq.com or by calling 1-888-934-0777.

The Funds are distributed by ALPS Distributors, Inc., which is not affiliated with IndexIQ or the Funds’ investment advisor.

IndexIQ® and IQ® are registered service marks of IndexIQ.

Help Preserve the Environment — Go Green!

With e-Delivery, you can:

•	Receive email notifications when your most recent shareholder communications are available for review.
•	Access prospectuses, annual reports and semiannual reports online.

It’s easy to enroll:

1.	Visit https://www.icsdelivery.com/live/
2.	Follow the simple enrollment instructions

If you have questions about IndexIQ e-Delivery services, contact a representative at 888-934-0777.

4

Shareholder Letter (unaudited)

Dear Shareholder:

For the twelve months ended April 30, 2014, the primary focus for investors was the timing and pace of the plan by the Federal Reserve (the “Fed”) to reduce the latest round of monetary stimulus (named Quantitative Easing 3 or “QE3”). In 2013, the Fed had committed to purchasing $85 billion each month of mortgage bonds and treasury bonds with an open-ended commitment to continue the program until the unemployment rate dropped. With improved economic data and a change at the helm of the Fed from Chairman Bernanke to Chairperson Yellen, the markets watched closely as the Fed began reducing its purchases. Importantly, even as it was removing one source of monetary stimulus, the Fed signaled a commitment to keeping short term interest rates low even after the cessation of its bond purchase program. With a continued accommodative monetary policy and no signs of inflation on the horizon, equity markets continued to move higher. For the second straight 12 month period, U.S. large cap and small cap stocks had returns near 20%. Developed international large cap stocks also participated in the rally, although emerging market stocks were weighed down by concerns of slowing growth in China.

The yield curve initially steepened on the back of the Fed’s moves causing longer duration bond prices to fall, although by end of the period rates had begun to move back down. With interest rates still hovering well below average historical levels, investors continued to look for yield wherever they could find it. High yield corporate bonds in particular moved higher as investors were willing to assume more risk to obtain higher yield.

Commodity returns were generally positive as energy prices were firmer, although precious metals fell sharply on reduced inflation fears.

Investors have recognized that having a well-diversified portfolio is critical to a better long-term investment strategy. Alternative investments have historically provided investors with added diversification to their portfolios. By marrying the diversification benefits of alternative investments and the growth of exchange-traded funds (ETFs), IndexIQ is seeking to provide investors with innovative tools in a dynamic market environment.*

We at IndexIQ call ourselves “The alternative to alternatives” because, despite the attractive features of alternative assets, for the most part, these strategies have not been available to the majority of investors in a liquid and transparent manner. We believe that our solutions bridge this gap by giving investors the alternative asset performance characteristics they are looking for, but in a more liquid and transparent (daily holdings are published) manner relative to typical alternative asset strategies.

I want to personally thank you for your interest in IndexIQ and our investment products. I invite you to visit us at www.indexiq.com or call us at (888) 934-0777 for more information on our company and our investment solutions.

Adam S. Patti
Chief Executive Officer

Registered Representative of ALPS Distributors, Inc

*	Diversification does not eliminate the risk of experiencing investment loss.
5

Management’s Discussion of Fund Performance (unaudited)

IQ Hedge Multi-Strategy Tracker ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Hedge Multi-Strategy Index, which seeks to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of hedge funds that employ various hedge fund investment styles, which may include but are not limited to macro, long/short, event-driven, market neutral, emerging markets, fixed-income arbitrage and other strategies commonly used by hedge fund managers. The Fund implements its strategy by investing primarily in ETFs representing various asset classes. The Fund does not invest directly in hedge funds.

For the 12-month period ended April 30, 2014, the Fund (NAV) returned 4.33% versus 4.29% and 20.44% for the HFRI Fund of Funds Composite Index and Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”), respectively.

The principal positive contributors to Fund performance for the period, in aggregate, were the Fund’s exposures, through investments in ETFs, to U.S. Equities. International Equities also contributed positively to the Fund, as did Convertible Bonds. Additionally, short exposure to Volatility and Real Estate added to Fund performance.

There were no significant drivers of negative Fund performance; however, the Fund’s Currency exposure underperformed relative to other asset classes within the Fund.

The Fund utilized swaps to effect long exposure to Convertible Bond and Currency returns and short exposure to several asset classes, including, among others, U.S. Real Estate returns, Volatility returns, Domestic and International Equity returns, Corporate Bond returns, and short-term U.S. Treasury Bond returns. The Fund also utilized futures contracts to effect short exposure to Emerging Markets Equity returns, Currency returns and Commodity returns. The use of swaps had a materially positive impact on performance, while the use of futures had a moderately negative impact on performance.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2014)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Hedge Multi-Strategy Tracker ETF
(as of April 30, 2014)

	1 Year	5 Year	Since Inception[1]
	Average Annual	Average Annual	Average Annual	Cumulative
IQ Hedge Multi-Strategy Tracker ETF Market Price[2]	4.29%	4.08%	4.39%	24.50%
IQ Hedge Multi-Strategy Tracker ETF NAV	4.33%	4.13%	4.38%	24.44%
IQ Hedge Multi-Strategy Index	5.27%	4.76%	5.02%	28.40%
HFRI Fund of Funds Composite Index[3]	4.29%	4.51%	4.65%	26.01%
S&P 500 Index	20.44%	19.14%	20.13%	155.06%

1	Fund Inception Date: 3/24/2009.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
3	Data shown above for the HFRI Fund of Funds Composite Index is from 3/31/2009 to 4/30/2014.
6

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (3/24/2009) to the first day of secondary market trading in shares of the Fund (3/25/2009), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio was 0.94%, which includes a management fee of 0.75% and acquired fund fees and expenses of 0.19%. This expense information is consistent with the current Fund prospectus, dated August 30, 2013.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The HFRI Fund of Funds Composite Index is an equally weighted hedge fund index including over 500 domestic and off-shore funds of funds.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

The Fund is non-diversified and may be susceptible to greater losses if a single portfolio investment declines than would a diversified mutual fund. The Fund is not suitable for all investors. The Fund does not invest in hedge funds.

There is no guarantee that the Fund itself, or each of the ETFs in the Fund’s portfolio, will perform exactly as its underlying index. The Fund’s investment performance depends on the investment performance of the underlying ETFs in which it invests. The Fund’s underlying ETFs invest in: foreign securities, which subject them to risk of loss not typically associated with domestic markets, such as currency fluctuations and political uncertainty; commodities markets, which subject them to greater volatility than investments in traditional securities, such as stocks and bonds; and fixed income securities, which subject them to credit risk, the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt, and interest rate risk, changes in the value of a fixed income security resulting from changes in interest rates. Leverage, including borrowing, will cause some of the Fund’s underlying ETFs to be more volatile than if the underlying ETFs had not been leveraged.

7

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Hedge Macro Tracker ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Hedge Macro Index, which seeks to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of a combination of hedge funds pursuing a macro strategy and hedge funds pursuing an emerging markets strategy. The Fund implements its strategy by investing primarily in ETFs representing various asset classes. The Fund does not invest directly in hedge funds.

For the 12-month period ended April 30, 2014, the Fund (NAV) returned -0.90% versus 4.29% and 17.23% for the HFRI Fund of Funds Composite Index and the MSCI World Index, respectively.

The principal positive contributors to Fund performance for the period, in aggregate, were the Fund’s exposures, through investments in ETFs, to U.S. Small Cap Equities and the Euro. The Fund also benefitted from Investment Grade Corporate Bond exposure.

The primary driver of negative performance was the Fund’s exposure to Emerging Market Equities and Bonds, International REITs, Gold, Volatility and Currencies.

The Fund utilized swaps to effect long exposure to mid-term Volatility returns, Convertible Bond returns and Corporate Bond returns, and short exposure to several asset classes, including, among others, Currency returns, Domestic and International Equity returns, and Domestic and International Real Estate returns. The Fund utilized futures contracts to effect short exposure to Currency returns and Commodity returns. The use of swaps had a materially negative impact on performance, while the use of futures had a moderately positive impact on performance.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2014)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Hedge Macro Tracker ETF
(as of April 30, 2014)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ Hedge Macro Tracker ETF Market Price[2]	–1.09%	2.18%	11.13%
IQ Hedge Macro Tracker ETF NAV	–0.90%	2.21%	11.27%
IQ Hedge Macro Index	–0.30%	2.73%	14.08%
HFRI Fund of Funds Composite Index[3]	4.29%	3.90%	20.68%
MSCI World Index	17.23%	14.66%	95.35%

1	Fund Inception Date: 6/08/2009.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
3	Data shown above for the HFRI Fund of Funds Composite Index is from 5/31/2009 to 4/30/2014.
8

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (6/8/2009) to the first day of secondary market trading in shares of the Fund (6/9/2009), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio was 1.00%, which includes a management fee of 0.75% and acquired fund fees and expenses of 0.25%. This expense information is consistent with the current Fund prospectus, dated August 30, 2013.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The HFRI Fund of Funds Composite Index is an equally weighted hedge fund index including over 500 domestic and off-shore funds of funds.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

The Fund is non-diversified and may be susceptible to greater losses if a single portfolio investment declines than would a diversified mutual fund. The Fund is not suitable for all investors. The Fund does not invest in hedge funds.

There is no guarantee that the Fund itself, or each of the ETFs in the Fund’s portfolio, will perform exactly as its underlying index. The Fund’s investment performance depends on the investment performance of the underlying ETFs in which it invests. The Fund’s underlying ETFs invest in: foreign securities, which subject them to risk of loss not typically associated with domestic markets, such as currency fluctuations and political uncertainty; commodities markets, which subject them to greater volatility than investments in traditional securities, such as stocks and bonds; and fixed income securities, which subject them to credit risk, the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt, and interest rate risk, changes in the value of a fixed income security resulting from changes in interest rates. Leverage, including borrowing, will cause some of the Fund’s underlying ETFs to be more volatile than if the underlying ETFs had not been leveraged.

9

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Hedge Market Neutral Tracker ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Hedge Market Neutral Index, which seeks to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of hedge funds pursuing a market neutral strategy. The Fund implements its strategy by investing primarily in ETFs representing various asset classes. The Fund does not invest directly in hedge funds.

For the 12-month period ended April 30, 2014, the Fund (NAV) returned 1.17% versus 8.84% and 0.13% for the HFRI Equity Market Neutral Index and the Barclays Capital Short Term Treasury Bond Index, respectively.

The principal positive contributors to Fund performance for the period, in aggregate, were the Fund’s exposures, through investments in ETFs, to International Developed Market Equities and U.S. Equities. The Fund also benefitted from positive exposure to Convertible Bonds.

The primary driver of negative performance was the Fund’s exposure to TIPS and Emerging Market Equities.

The Fund utilized swaps to effect long exposure to Convertible Bond returns and International Equity returns and short exposure to several asset classes, including, among others, Domestic and International Equity returns, Currency returns, and Corporate Bond returns. The Fund utilized futures contracts to effect short exposure to Emerging Markets Equity returns and Currency returns. The use of swaps had a materially positive impact on performance, while the use of futures had a slightly negative impact on performance.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2014)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Hedge Market Neutral Tracker ETF
(as of April 30, 2014)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ Hedge Market Neutral Tracker ETF Market Price[2]	0.90%	2.62%	4.15%
IQ Hedge Market Neutral Tracker ETF NAV	1.17%	2.72%	4.31%
IQ Hedge Market Neutral Index	2.02%	3.52%	5.59%
HFRI Equity Market Neutral Index[3]	8.84%	10.51%	17.02%
Barclays Capital Short Term Treasury Bond Index	0.13%	0.15%	0.24%

1	Fund Inception Date: 10/4/2012.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
3	Data shown above for the HFRI Fund of Funds Composite Index is from 9/30/2012 to 4/30/2014.
10

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (10/4/2012) to the first day of secondary market trading in shares of the Fund (10/5/2012), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio was 0.91%, which includes a management fee of 0.75%, acquired fund fees and expenses of 0.15% and other expenses 0.01%. This expense information is consistent with the current Fund prospectus, dated August 30, 2013.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The HFRI Equity Market Neutral Index is an equally weighted hedge fund index including domestic and off-shore equity market neutral hedge funds.

The Barclays Capital U.S. Short Treasury Bond Index (the “Barclays Capital Short Term Treasury Bond Index”) measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between 1 and 12 months.

The Fund is non-diversified and may be susceptible to greater losses if a single portfolio investment declines than would a diversified mutual fund. The Fund is not suitable for all investors. The Fund does not invest in hedge funds.

There is no guarantee that the Fund itself, or each of the ETFs in the Fund’s portfolio, will perform exactly as its underlying index. The Fund’s investment performance depends on the investment performance of the underlying ETFs in which it invests. The Fund’s underlying ETFs invest in: foreign securities, which subject them to risk of loss not typically associated with domestic markets, such as currency fluctuations and political uncertainty; commodities markets, which subject them to greater volatility than investments in traditional securities, such as stocks and bonds; and fixed income securities, which subject them to credit risk, the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt, and interest rate risk, changes in the value of a fixed income security resulting from changes in interest rates. Leverage, including borrowing, will cause some of the Fund’s underlying ETFs to be more volatile than if the underlying ETFs had not been leveraged.

11

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Real Return ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Real Return Index, which seeks to provide investors with a hedge against the U.S. inflation rate by providing a “real return” or a return above the rate of inflation, as represented by the Consumer Price Index, a leading government measure of inflation in the U.S. economy.

For the 12-month period ended April 30, 2014, the Fund (NAV) returned -0.54% versus 0.13% for the Barclays Capital Short Term Treasury Bond Index.

The principal positive contributors to Fund performance for the period, in aggregate, were the Fund’s exposures, through investments in ETFs, to U.S. Large Cap Equities. The primary drivers of negative performance were the Fund’s exposure to Gold and both medium and longer duration Government Bonds.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2014)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Real Return ETF
(as of April 30, 2014)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ Real Return ETF Market Price[2]	–0.54%	1.23%	5.69%
IQ Real Return ETF NAV	–0.54%	1.24%	5.73%
IQ Real Return Index	–0.12%	1.77%	8.22%
Barclays Capital Short Term Bond Index	0.13%	0.20%	0.89%

1	Fund Inception Date: 10/26/2009.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
12

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (10/26/2009) to the first day of secondary market trading in shares of the Fund (10/27/2009), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio was 0.68%, which includes a management fee of 0.48% and acquired fund fees and other expenses of 0.20%. This expense information is consistent with the current Fund prospectus, dated August 30, 2013.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The Barclays Capital U.S. Short Treasury Bond Index (the “Barclays Capital Short Term Treasury Bond Index”) measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between 1 and 12 months.

The Fund is non-diversified and may be susceptible to greater losses if a single portfolio investment declines than would a diversified mutual fund. The Fund is not suitable for all investors.

There is no guarantee that the Fund itself, or each of the ETFs in the Fund’s portfolio, will perform exactly as its underlying index. The Fund’s investment performance depends on the investment performance of the underlying ETFs in which it invests. The Fund’s underlying ETFs invest in: foreign securities, which subject them to risk of loss not typically associated with domestic markets, such as currency fluctuations and political uncertainty; commodities markets, which subject them to greater volatility than investments in traditional securities, such as stocks and bonds; and fixed income securities, which subject them to credit risk, the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt, and interest rate risk, changes in the value of a fixed income security resulting from changes in interest rates.

13

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Global Resources ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Global Resources Index, which seeks to identify investment opportunities in the global resources market segment based on momentum and valuation factors.

For the 12-month period ended April 30, 2014, the Fund (NAV) returned 3.78% versus 17.23% and 3.17% for the MSCI World Index and the Dow Jones – UBS Commodity Index, respectively.

The principal positive contributors to Fund performance for the period, in aggregate, were the Fund’s exposures, through investments in Equities, to the Grains, Food & Fiber, Livestock, Industrial Metals, Water, and Energy sectors. The primary drivers of negative performance were the Fund’s exposure to Precious Metals stocks. The Fund’s short futures contract positions on both the S&P 500 and the EAFE indices also materially detracted from performance.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2014)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Global Resources ETF
(as of April 30, 2014)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ Global Resources ETF Market Price[2]	4.52%	4.80%	23.55%
IQ Global Resources ETF NAV	3.78%	4.79%	23.48%
IQ Global Resources Index	3.27%	5.50%	27.30%
MSCI World Index	17.23%	12.04%	67.06%
Dow Jones-UBS Commodity Index	3.17%	0.51%	2.34%

1	Fund Inception Date: 10/26/2009.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
14

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (10/26/2009) to the first day of secondary market trading in shares of the Fund (10/27/2009), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio was 0.77%, which includes a management fee of 0.75%, acquired fund fees and expenses of 0.01% and other expenses of 0.01%. This expense information is consistent with the current Fund prospectus, dated August 30, 2013.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

The Dow Jones-UBS Commodity Index is composed of futures contracts on physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange.

As the Fund’s investments are concentrated in the global resources sector, the value of its shares will be affected by factors specific to that sector and generally will fluctuate more widely than that of a fund which invests in a broad range of industries. The Fund is susceptible to foreign securities risk. Since the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. Loss may result because of less foreign government regulation, less public information, less economic, political and social stability, or other factors. The Fund is exposed to mid and small capitalization companies risk. Stock prices of mid and small capitalization companies generally are more volatile than those of larger companies and also are more vulnerable than those of large capitalization companies to adverse business and economic developments. Since the Fund may invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, the Fund is subject to the risk that those currencies will decline in value relative to the U.S. that the U.S. dollar will decline in value relative to the currency being hedged. The ETF should be considered a speculative investment with a high degree of risk, does not represent a complete investment program and is not suitable for all investors.

15

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Merger Arbitrage ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Merger Arbitrage Index, which seeks to identify investment opportunities in the acquisition and merger market segment globally.

For the 12-month period ended April 30, 2014, the Fund (NAV) returned 6.88% versus 17.23% and 20.44% for the MSCI World Index and the S&P 500 Index, respectively.

The principal positive contributors to Fund performance for the period were the Fund’s positions in Clearwater Corporation, US Airways, Texas Industries, Cole Real Estate, and Omnicom Group. The primary drivers of negative performance were the Fund’s positions in Cooper Tire, Graincorp, Forest Laboratories, and BlackBerry. The Fund’s short futures contract positions on both the S&P 500 and the EAFE indices also detracted from performance.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2014)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Merger Arbitrage ETF
(as of April 30, 2014)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ Merger Arbitrage ETF Market Price[2]	8.18%	2.53%	11.78%
IQ Merger Arbitrage ETF NAV	6.88%	2.39%	11.11%
IQ Merger Arbitrage Index	7.83%	3.33%	15.72%
MSCI World Index	17.23%	11.40%	61.73%
S&P 500	20.44%	15.02%	86.50%

1	Fund Inception Date: 11/16/2009.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
16

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (11/16/2009) to the first day of secondary market trading in shares of the Fund (11/17/2009), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio was 0.77%, which includes a management fee of 0.75%, acquired fund fees and expenses of 0.01%, and other expenses of 0.01%. This expense information is consistent with the current Fund prospectus, dated August 30, 2013.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The MSCI World Index is a free-float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed market (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

Certain of the proposed takeover transactions in which the Fund invests may be renegotiated, terminated or involve a longer time frame than originally contemplated, which may negatively impact the Fund’s returns. The Fund’s investment strategy may result in high portfolio turnover, which, in turn, may result in increased transaction costs to the Fund and lower total returns. The Fund is susceptible to foreign securities risk — since the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets, including currency transaction risk. Diversification does not eliminate the risk of experiencing investment losses. Stock prices of mid and small capitalization companies generally are more volatile than those of larger companies and also more vulnerable than those of larger capitalization companies to adverse economic developments.

The ETF should be considered a speculative investment with a high degree of risk, does not represent a complete investment program and is not suitable for all investors.

17

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Australia Small Cap ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Australia Small Cap Index, which seeks to provide investors with a means of tracking the overall performance of small cap Australian companies.

For the 12-month period ended April 30, 2014, the Fund (NAV) returned -6.32% versus 13.80% for the MSCI EAFE Index.

The principal positive contributor to Fund performance for the period was the Fund’s allocation to Equities in the Financials sector. Telecommunications and Utility stocks also contributed positively.

The primary drivers of negative performance were the Fund’s allocations to the Materials, Health Care, and Industrial sectors.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2014)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Australia Small Cap ETF
(as of April 30, 2014)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ Australia Small Cap ETF Market Price[2]	–5.50%	–1.56%	–6.25%
IQ Australia Small Cap ETF NAV	–6.32%	–1.60%	–6.41%
IQ Australia Small Cap Index	–5.46%	–0.80%	–3.26%
MSCI EAFE Index	13.80%	8.95%	42.23%

1	Fund Inception Date: 3/22/2010.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
18

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (3/22/2010) to the first day of secondary market trading in shares of the Fund (3/23/2010), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio was 0.69%. This expense information is consistent with the current Fund prospectus, dated August 30, 2013.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

As the Fund’s investments are concentrated in Australia, the value of its shares will be affected by factors specific to Australia and may fluctuate more widely than that of a fund which invests in a more diversified manner. Any negative changes in the agricultural or mining industries could have an adverse impact on the Australian economy. The Australian economy is heavily dependent upon trading with its key partners, including the U.S., Asia and Europe. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. The Fund is susceptible to foreign securities risk — since the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. The Fund is concentrated in small capitalization companies, whose stock prices generally are more volatile than those of larger companies and also are more vulnerable than those of large capitalization companies to adverse business and economic developments. Both the Fund’s ability to track its Index and Fund returns in general may be adversely impacted by changes in currency exchange rates. The Fund is not suitable for all investors. Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program.

19

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Canada Small Cap ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Canada Small Cap Index, which seeks to provide investors with a means of tracking the overall performance of small cap Canadian companies.

For the 12-month period ended April 30, 2014, the Fund (NAV) returned 13.32% versus 13.80% for the MSCI EAFE Index.

The principal positive contributors to Fund performance for the period were the Fund’s allocations to Equities in the Energy, Industrial, and Financial sectors. The primary driver of negative performance was the Fund’s allocation to Materials stocks.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2014)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Canada Small Cap ETF
(as of April 30, 2014)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ Canada Small Cap ETF Market Price[2]	13.64%	0.63%	2.60%
IQ Canada Small Cap ETF NAV	13.32%	0.71%	2.95%
IQ Canada Small Cap Index	14.95%	1.74%	7.35%
MSCI EAFE Index	13.80%	8.95%	42.23%

1	Fund Inception Date: 3/22/2010.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
20

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (3/22/2010) to the first day of secondary market trading in shares of the Fund (3/23/2010), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio was 0.70%, which includes a management fee of 0.69% and other expenses of 0.01%. This expense information is consistent with the current Fund prospectus, dated August 30, 2013.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

As the Fund’s investments are concentrated in Canada, the value of its shares will be affected by factors specific to Canada and may fluctuate more widely than that of a fund which invests in a broad range of countries. Any negative changes in the agricultural or mining industries could have an adverse impact on the Canadian economy. The Canadian economy is heavily dependent upon trading with its key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. The Fund is susceptible to foreign securities risk. Since the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. The Fund is concentrated in small capitalization companies, whose stock prices generally are more volatile than those of larger companies and also are more vulnerable than those of large capitalization companies to adverse business and economic developments. Both the Fund’s ability to track its Index and Fund returns in general may be adversely impacted by changes in currency exchange rates. The Fund is not suitable for all investors. Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program.

21

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Global Agribusiness Small Cap ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Global Agribusiness Small Cap Index. The IQ Global Agribusiness Small Cap Index is float-adjusted market cap-weighted and includes global small cap companies engaged in the agribusiness sector, including crop production and farming, livestock operations, agricultural machinery, agricultural supplies and logistics, agricultural chemicals, and biofuels.

For the 12-month period ended April 30, 2014, the Fund (NAV) returned 3.50%.

The principal positive contributors to Fund performance for the period were the Fund’s allocations to Equities in the Livestock Operations, Crop Production and Farming, and Agricultural Chemicals sectors.

The primary drivers of negative performance were the Fund’s allocations to the Biofuel and Agricultural Supplies and Logistics sectors.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2014)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Global Agribusiness Small Cap ETF
(as of April 30, 2014)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ Global Agribusiness Small Cap ETF Market Price[2]	3.51%	3.10%	9.95%
IQ Global Agribusiness Small Cap ETF NAV	3.50%	3.16%	10.16%
IQ Global Agribusiness Small Cap Index	4.31%	3.64%	11.78%

1	Fund Inception Date: 3/21/2011.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
22

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (3/21/2011) to the first day of secondary market trading in shares of the Fund (3/22/2011), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio was 0.75%. This expense information is consistent with the current Fund prospectus, dated August 30, 2013.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

As the Fund’s investments are concentrated in the Agribusiness sector, adverse weather conditions, economic forces and government policy and regulation could adversely affect the Fund’s portfolio companies and, thus, the Fund’s financial situation and performance. The Fund is susceptible to foreign securities risk. Since the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. The Fund is concentrated in small capitalization companies, whose stock prices generally are more volatile than those of larger companies and also are more vulnerable than those of large capitalization companies to adverse business and economic developments. Both the Fund’s ability to track its Index and Fund returns in general may be adversely impacted by changes in currency exchange rates. The Fund is not suitable for all investors. Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program.

23

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Global Oil Small Cap ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Global Oil Small Cap Index. The IQ Global Oil Small Cap Index is float-adjusted market cap-weighted and includes global small cap companies engaged primarily in the oil sector, including exploration and production, refining and marketing, and equipment, services and drilling.

For the 12-month period ended April 30, 2014, the Fund (NAV) returned 18.44%.

The principal positive contributors to Fund performance for the period were the Fund’s allocations to Equities in the Refining and Marketing, Equipment, Services and Drilling and Exploration and Production sectors. Although some individual holdings within these sectors declined all sectors of the Fund were up.

Hypothetical Growth of a $10,000 Investment
Since Inception Through 4/30/2014)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Global Oil Small Cap ETF
(as of April 30, 2014)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ Global Oil Small Cap ETF Market Price[2]	19.31%	6.18%	19.64%
IQ Global Oil Small Cap ETF NAV	18.44%	6.37%	20.28%
IQ Global Oil Small Cap Index	20.09%	7.57%	24.40%

1	Fund Inception Date: 5/4/2011.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
24

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (5/4/2011) to the first day of secondary market trading in shares of the Fund (5/5/2011), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio was 0.76%, which includes a management fee of 0.75% and other expenses of 0.01%. This expense information is consistent with the current Fund prospectus, dated August 30, 2013.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

As the Fund’s investments are concentrated in the Oil sector, the uncertainty and risks associated with oil exploration, economic forces and government policy and regulation could adversely affect the Fund’s portfolio companies and, thus, the Fund’s financial situation and performance. The Fund is susceptible to foreign securities risk. Since the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. The Fund is concentrated in small capitalization companies, whose stock prices generally are more volatile than those of larger companies and also are more vulnerable than those of large capitalization companies to adverse business and economic developments. Both the Fund’s ability to track its Index and Fund returns in general may be adversely impacted by changes in currency exchange rates. The Fund is not suitable for all investors. Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program.

25

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ U.S. Real Estate Small Cap ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ U.S. Real Estate Small Cap Index. The IQ U.S. Real Estate Small Cap Index is float-adjusted market cap-weighted and includes U.S. small cap companies engaged primarily in the real estate sector, including Real Estate Investment Trusts (“REITs”) or real estate holding companies.

For the 12-month period ended April 30, 2014, the Fund (NAV) returned 1.65% versus -0.59% for the Dow Jones U.S. Real Estate Index.

The principal positive contributors to Fund performance for the period were the Fund’s allocations to Equities in the Hotel REIT, Diversified REIT, and Mortgage REIT sectors.

The primary driver for negative performance was the Fund’s exposure to the Residential REIT and Retail REIT sectors.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2014)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ U.S. Real Estate Small Cap ETF
(as of April 30, 2014)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ U.S. Real Estate Small Cap ETF Market Price[2]	1.80%	14.62%	48.19%
IQ U.S. Real Estate Small Cap ETF NAV	1.65%	15.31%	50.75%
IQ U.S. Real Estate Small Cap Index	2.12%	16.13%	53.90%
Dow Jones U.S. Real Estate Index	–0.59%	11.16%	35.65%

1	Fund Inception Date: 6/13/2011.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
26

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (6/13/2011) to the first day of secondary market trading in shares of the Fund (6/14/2011), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio was 0.69%. This expense information is consistent with the current Fund prospectus, dated August 30, 2013.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The Dow Jones U.S. Real Estate Index measures the stock performance of REITs and real estate operating companies in the U.S.

As the Fund’s investments are concentrated in the real estate sector, it is exposed to concentration risk, interest rate risk, leverage risk, property risk and management risk. The Fund is concentrated in small capitalization companies, whose stock prices generally are more volatile than those of larger companies. The Fund is non-diversified and is susceptible to greater losses if a single portfolio investment declines than would a diversified fund. The Fund is not suitable for all investors. Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program.

27

Fund Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, in a particular Fund, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid for Period 11/01/13 to 04/30/14” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying ETF investments in which each Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on each Funds’ actual expense ratio and an assumed annual rate of return of 5% before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Funds will indirectly bear their pro rata share of the expenses incurred by the underlying ETF investments in which the Funds invest. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

28

Fund Expenses (unaudited) (continued)

	Beginning Account Value	Ending Account Value 04/30/14	Annualized Expense Ratios for the Period 11/01/13 to 04/30/14	Expenses* Paid for Period 11/01/13 to 04/30/14
IQ Hedge Multi-Strategy Tracker ETF
Actual	$1,000.00	$1,023.50	0.75%	$3.76
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
IQ Hedge Macro Tracker ETF
Actual	$1,000.00	$1,003.70	0.75%	$3.73
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
IQ Hedge Market Neutral Tracker ETF[1]
Actual	$1,000.00	$1,013.30	0.76%	$3.79
Hypothetical (5% return before expenses)	$1,000.00	$1,021.03	0.76%	$3.81
IQ Real Return ETF
Actual	$1,000.00	$1,009.50	0.49%	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	0.49%	$2.46
IQ Global Resources ETF
Actual	$1,000.00	$1,016.40	0.75%	$3.75
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
IQ Merger Arbitrage ETF
Actual	$1,000.00	$1,023.20	0.75%	$3.76
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
IQ Australia Small Cap ETF
Actual	$1,000.00	$ 983.30	0.69%	$3.39
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.69%	$3.46
IQ Canada Small Cap ETF
Actual	$1,000.00	$1,083.90	0.69%	$3.57
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.69%	$3.46
IQ Global Agribusiness Small Cap ETF
Actual	$1,000.00	$ 980.50	0.76%	$3.73
Hypothetical (5% return before expenses)	$1,000.00	$1,021.03	0.76%	$3.81
IQ Global Oil Small Cap ETF
Actual	$1,000.00	$1,092.90	0.76%	$3.94
Hypothetical (5% return before expenses)	$1,000.00	$1,021.03	0.76%	$3.81
IQ U.S. Real Estate Small Cap ETF
Actual	$1,000.00	$1,079.40	0.69%	$3.56
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.69%	$3.46

*	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).
29

Portfolio Summaries (unaudited)
April 30, 2014

SCHEDULES OF INVESTMENTS SUMMARY TABLE

IQ Hedge Multi-Strategy Tracker ETF
Net Assets ($mil): $722.8
Industry	% of Net Assets
Aggregate Bond Funds	22.7%
U.S. Large Cap Equity Funds	22.7
Short-Term Treasury Bond Funds	18.5
Money Market Fund	14.6
Corporate Bond Funds	10.6
Equity Funds	9.3
U.S. Small Cap Equity Funds	7.3
Real Estate Funds	2.5
International Bond Funds	1.8
Senior Loan Fund	0.7
Currency Funds	0.7
Commodity Fund	0.0 [1]
Total Investments	111.4
Liabilities in Excess of Other Assets	(11.4)
Total Net Assets	100.0%

1 Less than 0.05%.

IQ Hedge Macro Tracker ETF
Net Assets ($mil): $26.5

Industry	% of Net Assets
Short-Term Treasury Bond Funds	36.6%
Money Market Fund	33.1
Corporate Bond Funds	12.8
Emerging Equity Funds	12.0
U.S. Small Cap Equity Fund	10.0
Currency Harvest Fund	9.1
Debt Fund	8.5
Currency Fund	7.5
Commodity Funds	2.5
Total Investments	132.1
Liabilities in Excess of Other Assets	(32.1)
Total Net Assets	100.0%

IQ Hedge Market Neutral Tracker ETF
Net Assets ($mil): $16.7
Industry	% of Net Assets
Short-Term Treasury Bond Funds	46.5%
Aggregate Bond Funds	33.6
U.S. Large Cap Equity Funds	10.7
Money Market Fund	3.6
Equity Fund	1.9
Emerging Equity Funds	1.7
Corporate Bond Funds	1.3
U.S. Small Cap Equity Fund	0.7
Currency Harvest Fund	0.1
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Total Net Assets	100.0%

IQ Real Return ETF
Net Assets ($mil): $26.3
Industry	% of Net Assets
Short-Term Treasury Bond Funds	62.1%
Money Market Fund	18.2
U.S. Large Cap Equity Funds	10.2
Real Estate Funds	9.6
Intermediate-Term Treasury Bond Funds	7.4
U.S. Small Cap Equity Fund	5.6
Long-Term Bond Fund	2.5
Currency Funds	2.1
Total Investments	117.7
Liabilities in Excess of Other Assets	(17.7)
Total Net Assets	100.0%

IQ Global Resources ETF
Net Assets ($mil): $84.7
Industry	% of Net Assets
Precious Metals	20.5%
Grains Food Fiber	19.0
Timber	14.7
Industrial Metals	14.5
Money Market Fund	12.9
Water	11.0
Coal	4.2
Livestock	4.2
Energy	2.4
Total Investments	103.4
Liabilities in Excess of Other Assets	(3.4)
Total Net Assets	100.0%

See notes to financial statements.

30

Portfolio Summaries (unaudited) (continued)
April 30, 2014

IQ Merger Arbitrage ETF
Net Assets ($mil): $33.9
Industry	% of Net Assets
Money Market Fund	25.7%
Consumer Staples	12.9
Technology	12.3
Health Care	10.5
Capital Goods	9.0
Communication Services	7.2
Basic Materials	7.0
Energy	4.8
Financials	4.0
Consumer Cyclicals	3.1
Utilities	2.5
Total Investments	99.0
Other Assets in Excess of Liabilities	1.0
Total Net Assets	100.0%

IQ Australia Small Cap ETF
Net Assets ($mil): $8.6
Industry	% of Net Assets
Consumer Discretionary	24.2%
Materials	23.5
Industrials	15.5
Financials	10.0
Money Market Fund	8.4
Energy	7.8
Health Care	7.4
Utilities	3.0
Consumer Staples	2.9
Information Technology	2.7
Telecommunication Services	1.9
Total Investments	107.3
Liabilities in Excess of Other Assets	(7.3)
Total Net Assets	100.0%

IQ Canada Small Cap ETF
Net Assets ($mil): $16.7
Industry	% of Net Assets
Energy	39.3%
Materials	30.0
Industrials	12.2
Money Market Fund	8.6
Utilities	4.3
Consumer Discretionary	3.2
Financials	2.8
Consumer Staples	2.6
Information Technology	2.2
Telecommunication Services	1.7
Health Care	0.8
Total Investments	107.7
Liabilities in Excess of Other Assets	(7.7)
Total Net Assets	100.0%

IQ Global Agribusiness Small Cap ETF
Net Assets ($mil): $25.6
Industry	% of Net Assets
Crop Production and Farming	50.3%
Livestock Operations	17.2
Agricultural Chemicals	10.8
Money Market Fund	10.5
Agricultural Supplies and Logistics	10.1
Agricultural Machinery	9.5
Biofuels	1.5
Total Investments	109.9
Liabilities in Excess of Other Assets	(9.9)
Total Net Assets	100.0%

IQ Global Oil Small Cap ETF
Net Assets ($mil): $2.3
Industry	% of Net Assets
Exploration & Production	39.8%
Refining & Marketing	30.8
Energy	15.3
Equipment, Services & Drilling	13.7
Money Market Fund	7.7
Total Investments	107.3
Liabilities in Excess of Other Assets	(7.3)
Total Net Assets	100.0%

IQ U.S. Real Estate Small Cap ETF
Net Assets ($mil): $52.1
Industry	% of Net Assets
Mortgage REITs	23.4%
Office REITs	17.0
Specialized REITs	15.2
Diversified REITs	13.8
Hotel REITs	13.7
Retail REITs	11.8
Residential REITs	4.5
Money Market Fund	4.1
Total Investments	103.5
Liabilities in Excess of Other Assets	(3.5)
Total Net Assets	100.0%

See notes to financial statements.

31

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF
April 30, 2014

	Shares	Value
Investment Companies — 96.8%
Aggregate Bond Funds — 22.7%
iShares Core Total US Bond Market ETF	675,246	$73,324,963
SPDR Barclays Aggregate Bond ETF(b)	55,386	3,184,141
Vanguard Total Bond Market ETF(a)(b)	1,073,701	87,667,687
Total Aggregate Bond Funds		164,176,791

Commodity Fund — 0.0%(c)
PowerShares DB Gold Fund*	71	3,068

Corporate Bond Funds — 10.6%
iShares Credit Bond ETF	5,710	631,012
iShares iBoxx $ Investment Grade
Corporate Bond ETF(b)	114,593	13,539,163
PowerShares Senior Loan Portfolio(b)	2,527,738	62,536,238
Total Corporate Bond Funds		76,706,413

Currency Funds — 0.7%
CurrencyShares Japanese Yen Trust*(b)	16,218	1,547,846
WisdomTree Emerging Currency
Strategy Fund*(b)	179,517	3,629,834
Total Currency Funds		5,177,680

Equity Funds — 9.3%
iShares Europe ETF(b)	150,943	7,486,773
iShares MSCI EMU ETF(b)	544,510	23,441,155
Vanguard FTSE Europe ETF	600,309	36,324,698
Total Equity Funds		67,252,626

International Bond Funds — 1.8%
iShares J.P. Morgan USD Emerging
Markets Bond ETF(b)	77,464	8,689,137
PowerShares Emerging Markets
Sovereign Debt Portfolio(b)	151,720	4,287,607
Total International Bond Funds		12,976,744

Real Estate Funds — 2.5%
iShares U.S. Real Estate ETF(b)	26,111	1,819,414
SPDR Dow Jones International Real
Estate ETF(b)	155,224	6,629,617
SPDR Dow Jones REIT ETF	11,710	947,690
Vanguard REIT ETF	114,597	8,358,705
Total Real Estate Funds		17,755,426

Senior Loan Fund — 0.7%
SPDR Blackstone / GSO Senior
Loan ETF	104,228	5,193,681

Short-Term Treasury Bond Funds — 18.5%
iShares 1-3 Year Treasury Bond ETF(b)	494,124	41,763,361
iShares Short Treasury Bond ETF(a)	101,374	11,178,511
SPDR Barclays 1-3 Month T-Bill ETF*(b)	112,516	5,149,857
Vanguard Short-Term Bond ETF(b)	946,266	75,890,533
Total Short-Term Treasury Bond Funds		133,982,262

	Shares	Value
Investment Companies (continued)
U.S. Large Cap Equity Funds — 22.7%
iShares Russell 1000 Growth ETF(a)	702,790	$60,861,614
iShares Russell 1000 Value ETF(a)	115,549	11,252,162
iShares S&P 500 Growth ETF(b)	262,222	26,222,200
iShares S&P 500 Value ETF(b)	40,180	3,533,027
SPDR S&P 500 ETF Trust(a)(b)	93,213	17,564,126
Vanguard Growth ETF(b)	400,524	37,457,005
Vanguard Value ETF	86,771	6,835,819
Total U.S. Large Cap Equity Funds		163,725,953

U.S. Small Cap Equity Funds — 7.3%
iShares Russell 2000 Growth ETF(b)	197,392	25,481,333
iShares S&P Small-Cap 600 Growth ETF	101,422	11,647,303
Vanguard Small-Cap Growth ETF(b)	132,126	15,795,663
Total U.S. Small Cap Equity Funds		52,924,299

Total Investment Companies — 96.8%
(Cost $692,854,906)		699,874,943

Short-Term Investment — 0.5%
Money Market Fund — 0.5%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(d)
(Cost $3,635,274)	3,635,274	3,635,274

Investment of Cash Collateral For
Securities Loaned — 14.1%
Money Market Fund — 14.1%
BNY Mellon Overnight Government
Fund, 0.06%(e)
(Cost $101,789,915)	101,789,915	101,789,915
Total Investments — 111.4%
(Cost $798,280,095)		$805,300,132
Liabilities in Excess of Other
Assets — (11.4)%(f)		(82,456,496)
Net Assets — 100.0%		$722,843,636

*	Non-income producing securities.
(a)	All or portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $115,500,729.
(b)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $100,489,810; total market value of collateral held by the Fund was $102,393,555. Market value of the collateral held includes non-cash securities collateral having a value of $603,640.
(c)	Less than 0.05%.
(d)	Rate shown reflects the 7-day yield at April 30, 2014.
(e)	Rate shown reflects the 1-day yield at April 30, 2014.
(f)	Liabilities in Excess of Other Assets includes net unrealized appreciation (depreciation) on swap contracts.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

See notes to financial statements.

32

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)
April 30, 2014

Total return swap contracts outstanding at April 30, 2014:

Total Return Benchmark	Annual Financing Rate Received (Paid)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[1]
CurrencyShares Euro Trust	(1.61)%	5/19/2015	$(26,442,840)	$—
iPath S&P 500 VIX Mid-Term Futures ETN	(2.73)%	5/19/2015	(4,617,096)	—
iShares iBoxx $ High Yield Corporate Bond ETF	(1.98)%	5/19/2015	(3,156,428)	—
iShares MSCI All Country Asia ex Japan ETF	(3.98)%	5/19/2015	(6,524,574)	—
iShares MSCI EAFE ETF	(0.30)%	5/19/2015	(10,125,229)	—
iShares MSCI Emerging Markets ETF	(0.48)%	5/19/2015	(1,906,098)	—
iShares MSCI Pacific ex Japan ETF	(0.73)%	5/19/2015	(8,145,991)	—
iShares Russell 2000 ETF	(0.63)%	5/19/2015	(28,831,603)	—
iShares Russell 2000 Value ETF	(0.98)%	5/19/2015	(18,612,981)	—
iShares S&P Small-Cap 600 Value ETF	(1.36)%	5/19/2015	(9,973,175)	—
iShares Silver Trust	(0.36)%	5/19/2015	(1,844,523)	—
PowerShares DB Commodity Index Tracking Fund	(0.36)%	5/19/2015	(3,844,847)	—
PowerShares DB G10 Currency Harvest Fund	(1.98)%	5/19/2015	(13,082,534)	—
SPDR Barclays Convertible Securities ETF	1.10%	5/19/2015	183,225,078	—
SPDR Barclays High Yield Bond ETF	(0.86)%	5/19/2015	(2,422,697)	—
Vanguard FTSE Developed Markets ETF	(0.48)%	5/19/2015	(3,783,993)	—
Vanguard FTSE Emerging Markets ETF	(0.98)%	5/19/2015	(2,574,062)	—
Vanguard FTSE Pacific ETF	(0.86)%	5/19/2015	(7,174,836)	—
Vanguard Small-Cap Value ETF	(2.98)%	5/19/2015	(12,921,866)	—
WisdomTree Emerging Currency Strategy Fund	0.60%	5/19/2015	7,369,199	—
				$—

Cash posted has been segregated as collateral for swaps in the amount of $16,379,724 at April 30, 2014.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either received fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

1	Reflects a reset date of April 30, 2014.

See notes to financial statements.

33

Schedules of Investments — IQ Hedge Macro Tracker ETF
April 30, 2014

	Shares	Value
Investment Companies — 99.0%
Commodity Funds — 2.5%
iShares Silver Trust*(a)	4,723	$87,186
PowerShares DB Commodity Index
Tracking Fund*	21,490	567,551
Total Commodity Funds		654,737

Corporate Bond Funds — 12.8%
iShares Credit Bond ETF	2,243	247,874
iShares iBoxx $ Investment Grade
Corporate Bond ETF(a)	26,574	3,139,718
Total Corporate Bond Funds		3,387,592

Currency Fund — 7.5%
Market Vectors Emerging Markets
Local Currency Bond ETF(a)	84,183	1,992,612

Currency Harvest Fund — 9.1%
CurrencyShares Euro Trust*(a)(b)	17,689	2,422,332

Debt Fund — 8.5%
WisdomTree Emerging Markets Local
Debt Fund(a)	48,865	2,248,279

Emerging Equity Funds — 12.0%
iShares MSCI Emerging Markets ETF	14,219	587,671
SPDR S&P Emerging Markets
SmallCap ETF	38,193	1,802,328
Vanguard FTSE Emerging
Markets ETF	19,384	793,581
Total Emerging Equity Funds		3,183,580

Short-Term Treasury Bond Funds — 36.6%
iShares 1-3 Year Treasury Bond ETF(a)	35,812	3,026,830
iShares Short Treasury Bond ETF	7,347	810,154
SPDR Barclays 1-3 Month T-Bill ETF*	8,155	373,254
Vanguard Short-Term Bond ETF	68,581	5,500,196
Total Short-Term Treasury Bond Funds		9,710,434

	Shares	Value
Investment Companies (continued)
U.S. Small Cap Equity Fund — 10.0%
iShares Russell 2000 ETF(a)	23,620	$2,644,968
Total Investment Companies — 99.0%
(Cost $26,446,973)		26,244,534

Short-Term Investment — 0.8%
Money Market Fund — 0.8%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(c)
(Cost $220,712)	220,712	220,712

Investment of Cash Collateral For
Securities Loaned — 32.3%
Money Market Fund — 32.3%
BNY Mellon Overnight Government
Fund, 0.06%(d)
(Cost $8,545,373)	8,545,373	8,545,373

Total Investments — 132.1%
(Cost $35,213,058)		$35,010,619
Liabilities in Excess of Other
Assets — (32.1)%(e)		(8,506,335)
Net Assets — 100.0%		$26,504,284

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $8,394,586; total market value of collateral held by the Fund was $8,545,373.
(b)	All or portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $911,883.
(c)	Rate shown reflects the 7-day yield at April 30, 2014.
(d)	Rate shown reflects the 1-day yield at April 30, 2014.
(e)	Liabilities in Excess of Other Assets includes net unrealized appreciation (depreciation) on swap contracts.

ETF — Exchange Traded Fund

Total return swap contracts outstanding at April 30, 2014:

Total Return Benchmark	Annual Financing Rate Received (Paid)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[1]
CurrencyShares Japanese Yen Trust	(1.74)%	4/07/2016	$(73,012)	$—
iShares U.S. Real Estate ETF	(0.74)%	4/07/2016	(108,283)	—
iShares iBoxx $ Investment Grade Corporate Bond	0.10%	5/19/2015	2,183,176	—
PowerShares DB G10 Currency Harvest Fund	(1.99)%	4/07/2016	(190,715)	—
PowerShares DB Gold Fund	(0.99)%	4/07/2016	(173)	—
ProShares VIX Mid-Term Futures ETF	0.10%	5/19/2015	231,417	—
SPDR Dow Jones International Real Estate ETF	(2.99)%	4/07/2016	(1,232,440)	—
SPDR Dow Jones REIT ETF	(0.99)%	4/07/2016	(56,408)	—
Vanguard REIT ETF	(0.62)%	4/07/2016	(497,524)	—
				$—

Cash posted has been segregated as collateral for swaps in the amount of $113,760 at April 30, 2014.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

1	Reflects a reset date of April 30, 2014.

See notes to financial statements.

34

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF
April 30, 2014

	Shares	Value
Investment Companies — 96.5%
Aggregate Bond Funds — 33.6%
iShares Core Total US Bond Market ETF(a)	23,176	$2,516,682
SPDR Barclays Aggregate Bond ETF	1,901	109,288
Vanguard Total Bond Market ETF(a)	36,852	3,008,966
Total Aggregate Bond Funds		5,634,936

Corporate Bond Funds — 1.3%
iShares Credit Bond ETF	85	9,393
iShares iBoxx $ Investment Grade
Corporate Bond ETF	1,711	202,155
Total Corporate Bond Funds		211,548

Currency Harvest Fund — 0.1%
CurrencyShares Euro Trust*	82	11,229

Emerging Equity Funds — 1.7%
iShares MSCI Emerging Markets ETF	3,000	123,990
Vanguard FTSE Emerging Markets ETF	4,090	167,445
Total Emerging Equity Funds		291,435

Equity Fund — 1.9%
iShares Europe ETF(b)	6,324	313,670

Short-Term Treasury Bond Funds — 46.5%
iShares 1-3 Year Treasury Bond ETF	28,702	2,425,893
iShares Short Treasury Bond ETF(a)	5,888	649,270
SPDR Barclays 1-3 Month T-Bill ETF*	6,536	299,153
Vanguard Short-Term Bond ETF	54,966	4,408,273
Total Short-Term Treasury Bond Funds		7,782,589

U.S. Large Cap Equity Funds — 10.7%
iShares Russell 1000 Growth ETF(a)	5,689	492,667
iShares Russell 1000 Value ETF(a)	4,153	404,419
iShares S&P 500 Growth ETF	2,123	212,300
iShares S&P 500 Value ETF	1,444	126,971
Vanguard Growth ETF	3,242	303,192
Vanguard Value ETF	3,119	245,715
Total U.S. Large Cap Equity Funds		1,785,264

	Shares	Value
Investment Companies (continued)
U.S. Small Cap Equity Funds — 0.7%
iShares Russell 2000 Growth ETF(b)	458	$59,124
iShares S&P Small-Cap 600 Growth ETF	235	26,987
Vanguard Small-Cap Growth ETF	306	36,582
Total U.S. Small Cap Equity Fund		122,693
Total Investment Companies — 96.5%
(Cost $16,190,750)		16,153,364

Short-Term Investment — 1.6%
Money Market Fund — 1.6%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(c)
(Cost $275,759)	275,759	275,759

Investment of Cash Collateral For
Securities Loaned — 2.0%
Money Market Fund — 2.0%
BNY Mellon Overnight Government
Fund, 0.06%(d)
(Cost $338,015)	338,015	338,015

Total Investments — 100.1%
(Cost $16,804,524)		$16,767,138
Liabilities in Excess of Other
Assets — (0.1)%(e)		(18,838)
Net Assets — 100.0%		$16,748,300

*	Non-income producing securities.
(a)	All or portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $3,964,312.
(b)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $329,492; total market value of collateral held by the Fund was $338,015.
(c)	Rate shown reflects the 7-day yield at April 30, 2014.
(d)	Rate shown reflects the 1-day yield at April 30, 2014.
(e)	Liabilities in Excess of Other Assets includes net unrealized appreciation (depreciation) on swap contracts.

ETF — Exchange Traded Fund

Total return swap contracts outstanding at April 30, 2014:

Total Return Benchmark	Annual Financing Rate Received (Paid)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[1]
iShares iBoxx $ High Yield Corporate Bond ETF	(0.74)%	4/07/2016	$(95,189)	$—
iShares MSCI All Country Asia ex Japan ETF	(3.99)%	4/07/2016	(260,838)	—
iShares MSCI EAFE ETF	(0.30)%	4/07/2016	(900,594)	—
iShares MSCI EMU ETF	0.60%	5/19/2015	982,186	—
iShares MSCI Pacific ex Japan ETF	(0.74)%	4/07/2016	(325,628)	—
iShares Russell 2000 Value ETF	(0.99)%	4/07/2016	(134,068)	—
iShares S&P Small-Cap 600 Value ETF	(1.37)%	4/07/2016	(71,831)	—
PowerShares DB G10 Currency Harvest Fund	(1.99)%	4/07/2016	(515,590)	—
PowerShares Senior Loan Portfolio	(1.49)%	4/07/2016	(881,783)	—
SPDR Barclays Convertible Securities ETF	0.90%	5/19/2015	2,175,234	—
SPDR Barclays High Yield Bond ETF	(0.87)%	4/07/2016	(73,107)	—
SPDR Blackstone / GSO Senior Loan ETF	(6.99)%	4/07/2016	(73,250)	—
Vanguard FTSE Developed Markets ETF	(0.49)%	4/07/2016	(336,576)	—
Vanguard FTSE Europe ETF	0.60%	5/19/2015	1,522,008	—
Vanguard FTSE Pacific ETF	(0.87)%	4/07/2016	(286,816)	—
Vanguard Small-Cap Value ETF	(2.99)%	4/07/2016	(93,132)	—
				$—

Cash posted has been segregated as collateral for swaps in the amount of $207,654 at April 30, 2014.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

1	Reflects a reset date of April 30, 2014.

See notes to financial statements.

35

Schedules of Investments — IQ Real Return ETF
April 30, 2014

	Shares	Value
Investment Companies — 99.5%
Currency Fund — 2.1%
CurrencyShares Japanese Yen Trust*(a)	5,817	$555,175

Intermediate-Term Treasury Bond
Funds — 7.4%
iShares 3-7 Year Treasury Bond ETF(a)	5,365	650,131
iShares 7-10 Year Treasury Bond ETF	12,708	1,300,155
Total Intermediate-Term Treasury Bond
Funds		1,950,286

Long-Term Bond Fund — 2.5%
iShares 20+ Year Treasury Bond ETF(a)	5,892	654,601

Real Estate Funds — 9.6%
iShares U.S. Real Estate ETF(a)	5,926	412,924
SPDR Dow Jones REIT ETF	2,662	215,436
Vanguard REIT ETF	25,996	1,896,148
Total Real Estate Funds		2,524,508

Short-Term Treasury Bond Funds — 62.1%
iShares Short Treasury Bond ETF(a)	101,592	11,202,550
SPDR Barclays 1-3 Month T-Bill ETF*(a)	112,752	5,160,659
Total Short-Term Treasury Bond Funds		16,363,209

U.S. Large Cap Equity Funds — 10.2%
iShares Core S&P 500 ETF	41	7,771
SPDR S&P 500 ETF Trust(a)	14,187	2,673,256
Total U.S. Large Cap Equity Funds		2,681,027

U.S. Small Cap Equity Fund — 5.6%
iShares Russell 2000 ETF(a)	13,094	1,466,266
Total Investment Companies — 99.5%
(Cost $25,804,390)		26,195,072

	Shares	Value
Short-Term Investment — 0.5%
Money Market Fund — 0.5%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(b)
(Cost $142,636)	142,636	$142,636

Investment of Cash Collateral For
Securities Loaned — 17.7%
Money Market Fund — 17.7%
BNY Mellon Overnight Government
Fund, 0.06%(c)
(Cost $4,646,248)	4,646,248	4,646,248

Total Investments — 117.7%
(Cost $30,593,274)		$30,983,956
Liabilities in Excess of Other
Assets — (17.7)%		(4,654,950)
Net Assets — 100.0%		$26,329,006

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $6,718,173; total market value of collateral held by the Fund was $6,843,167. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $2,196,919.
(b)	Rate shown reflects the 7-day yield at April 30, 2014.
(c)	Rate shown reflects the 1-day yield at April 30, 2014.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

See notes to financial statements.

36

Schedules of Investments — IQ Global Resources ETF
April 30, 2014

	Shares	Value
Common Stocks — 90.5%
Australia — 7.7%
BHP Billiton Ltd.	136,287	$4,766,944
Fortescue Metals Group Ltd.	79,739	373,105
Iluka Resources Ltd.	10,695	88,095
Newcrest Mining Ltd.*	105,426	1,021,758
Regis Resources Ltd.	68,801	154,907
Whitehaven Coal Ltd.*(a)	74,129	100,279
Woodside Petroleum Ltd.	613	23,173
Total Australia		6,528,261

Canada — 18.8%
Agnico Eagle Mines Ltd.	23,986	707,483
Alamos Gold, Inc.	17,519	163,625
B2Gold Corp.*	93,051	267,083
Barrick Gold Corp.	160,289	2,794,049
Canadian Natural Resources Ltd.	806	32,800
Canfor Corp.*	37,097	840,340
Centerra Gold, Inc.	32,579	166,836
Detour Gold Corp.*	21,600	214,730
Domtar Corp. ADR	8,470	790,759
Eldorado Gold Corp.	98,554	599,882
Enbridge, Inc.	571	27,518
First Majestic Silver Corp.*	16,100	152,572
Goldcorp, Inc.	111,776	2,757,097
Husky Energy, Inc.	719	23,468
IAMGOLD Corp.	51,853	180,490
Imperial Oil Ltd.	603	29,407
Kinross Gold Corp.*	157,378	638,145
Lundin Mining Corp.*	15,000	76,541
New Gold, Inc.*	69,274	349,700
Norbord, Inc.	14,200	347,414
Osisko Mining Corp.*	60,551	433,118
Pan American Silver Corp.	20,853	269,819
Resolute Forest Products*	25,054	446,963
SEMAFO, Inc.	37,862	141,450
Silver Wheaton Corp.	49,190	1,089,625
Suncor Energy, Inc.	1,053	40,568
Teck Resources Ltd., Class B	14,723	335,123
TransCanada Corp.	585	27,228
West Fraser Timber Co., Ltd.	22,703	1,013,665
Westshore Terminals Investment Corp.	5,373	174,392
Yamana Gold, Inc.	103,719	775,920
Total Canada		15,907,810

Finland — 2.9%
UPM-Kymmene OYJ(a)	140,206	2,449,472

France — 2.4%
Suez Environnement Co.	49,099	963,306
Total SA	1,688	120,489
Veolia Environnement(a)	51,581	961,223
Total France		2,045,018

Germany — 0.2%
Suedzucker AG(a)	9,372	199,599

Hong Kong — 1.8%
Beijing Enterprises Water Group Ltd.(a)	835,283	530,075
China Modern Dairy Holdings Ltd.*(a)	437,301	187,265
CNOOC Ltd.	32,835	54,295
Lee & Man Paper Manufacturing Ltd.	1,245,931	676,573

	Shares	Value
Common Stocks (continued)
Hong Kong (continued)
Shougang Fushan Resources
Group Ltd.(a)	382,308	$114,897
Total Hong Kong		1,563,105

Ireland — 0.7%
Kerry Group PLC, Class A	8,063	636,127

Italy — 0.1%
Eni SpA	2,698	69,992

Japan — 2.4%
Ajinomoto Co., Inc.	28,504	419,119
Itoham Foods, Inc.	19,394	87,904
Mitsui & Co., Ltd.	1,400	19,859
Nippon Meat Packers, Inc.	18,304	317,341
Nippon Paper Industries Co., Ltd.	30,697	560,750
Nisshin Seifun Group, Inc.	12,545	146,021
Sumitomo Metal Mining Co., Ltd.	13,782	207,911
Toyo Suisan Kaisha Ltd.	4,556	145,846
Yamazaki Baking Co., Ltd.	10,000	122,173
Total Japan		2,026,924

Netherlands — 0.6%
Nutreco NV	6,240	289,498
Royal Dutch Shell PLC, Class A	4,746	187,842
Total Netherlands		477,340

New Zealand — 1.8%
Fletcher Building Ltd.	182,287	1,542,537

Norway — 0.4%
Norsk Hydro ASA	52,199	278,781
Statoil ASA	2,368	71,723
Total Norway		350,504

Singapore — 1.8%
Golden Agri-Resources Ltd.	589,596	286,497
Olam International Ltd.	109,959	195,331
Sakari Resources Ltd.*(b)(c)	240,456	216,410
Wilmar International Ltd.	293,694	795,443
Total Singapore		1,493,681

Spain — 0.2%
Ebro Foods SA	7,133	164,178
Repsol SA	971	26,119
Total Spain		190,297

Sweden — 2.6%
Boliden AB(a)	7,003	106,170
Holmen AB, B Shares(a)	22,259	782,851
Sandvik AB*	90,676	1,276,607
Total Sweden		2,165,628

Switzerland — 2.7%
Barry Callebaut AG*	252	342,030
Lindt & Spruengli AG	104	505,560
Pentair Ltd.	19,040	1,414,481
Total Switzerland		2,262,071

See notes to financial statements.

37

Schedules of Investments — IQ Global Resources ETF (continued)
April 30, 2014

	Shares	Value
Common Stocks (continued)
United Kingdom — 12.2%
African Barrick Gold Ltd. PLC	56,433	$236,605
Anglo American PLC	35,703	953,729
Antofagasta PLC	25,242	335,438
Associated British Foods PLC	36,331	1,822,611
BG Group PLC	2,540	51,381
BP PLC	13,751	115,911
Cranswick PLC	4,427	89,478
Hochschild Mining PLC	50,531	140,785
Lonmin PLC*	14,579	69,790
Pennon Group PLC	35,291	451,399
Polymetal International PLC	53,603	512,295
Randgold Resources Ltd.	12,696	1,024,728
Rio Tinto PLC	47,349	2,578,025
Severn Trent PLC	23,049	718,063
Tate & Lyle PLC	21,377	253,034
United Utilities Group PLC	65,785	884,207
Vedanta Resources PLC	6,830	109,100
Total United Kingdom		10,346,579

United States — 31.2%
Alcoa, Inc.	27,604	371,826
Alpha Natural Resources, Inc.*(a)	15,977	68,701
American Water Works Co., Inc.	17,243	785,074
Anadarko Petroleum Corp.	381	37,727
Apache Corp.	293	25,433
Aqua America, Inc.	17,076	428,437
Arch Coal, Inc.(a)	15,350	70,303
Archer-Daniels-Midland Co.	30,095	1,316,054
Baker Hughes, Inc.	326	22,787
Bunge Ltd.	6,769	539,151
Chevron Corp.	1,421	178,364
Cliffs Natural Resources, Inc.(a)	3,918	69,427
Cloud Peak Energy, Inc.*	4,401	86,656
Coeur Mining, Inc.*	14,195	122,929
ConAgra Foods, Inc.	19,294	588,660
ConocoPhillips	914	67,919
CONSOL Energy, Inc.	16,610	739,311
Devon Energy Corp.	303	21,210
EOG Resources, Inc.	407	39,886
Exxon Mobil Corp.	3,218	329,555
Flowserve Corp.	13,274	969,666
Freeport-McMoRan Copper & Gold, Inc.	26,590	913,898
General Mills, Inc.	28,200	1,495,164
Halliburton Co.	633	39,923
Hershey Co.	10,252	986,653
Hess Corp.	242	21,577
Hillshire Brands Co.	11,091	395,394
Hormel Foods Corp.	23,914	1,140,459
IDEX Corp.	7,804	581,944
Ingredion, Inc.	3,418	240,798
J.M. Smucker Co.	4,758	460,003
Joy Global, Inc.(a)	7,239	437,091
KapStone Paper And Packaging Corp.*	25,366	669,155
Kellogg Co.	16,483	1,101,559
Kinder Morgan, Inc.	768	25,083
Louisiana-Pacific Corp.*	37,435	613,560
MeadWestvaco Corp.	46,263	1,807,495
Mondelez International, Inc., Class A	78,061	2,782,875
National Oilwell Varco, Inc.	319	25,051
Newmont Mining Corp.	69,221	1,718,758

	Shares	Value
Common Stocks (continued)
United States (continued)
Occidental Petroleum Corp.	589	$56,397
Peabody Energy Corp.	19,612	372,824
Phillips 66	438	36,450
Pioneer Natural Resources Co.	107	20,680
Royal Gold, Inc.	8,962	593,284
Schlumberger Ltd.	973	98,808
Seaboard Corp.*	108	263,304
Southern Copper Corp.	20,471	616,996
Tyson Foods, Inc., Class A	30,826	1,293,767
Valero Energy Corp.	396	22,639
Williams Cos., Inc. (The)	509	21,465
Xylem, Inc.	17,817	669,741
Total United States		26,401,871
Total Common Stocks — 90.5%
(Cost $78,508,394)		76,656,816

Short-Term Investment — 8.4%
Money Market Fund — 8.4%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(d)
(Cost $7,085,131)	7,085,131	7,085,131

Investment of Cash Collateral For
Securities Loaned — 4.5%
Money Market Fund — 4.5%
BNY Mellon Overnight
Government Fund 0.06%(e)
(Cost $3,839,457)	3,839,457	3,839,457

Total Investments — 103.4%
(Cost $89,432,982)		$87,581,404
Liabilities in Excess of Other
Assets — (3.4)%(f)		(2,862,797)
Net Assets — 100.0%		$84,718,607

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $3,618,898; total market value of collateral held by the Fund was $3,839,457.
(b)	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
(c)	Security has been deemed illiquid because it may not be able to be resold within seven days. At April 30, 2014, the value of this security was $216,410 (d) Rate shown reflects the 7-day yield at April 30, 2014.
(e)	Rate shown reflects the 1-day yield at April 30, 2014.
(f)	Liabilities in Excess of Other Assets includes net unrealized depreciation on future contracts.

ADR — American Depositary Receipt

PLC — Public Company Limited

See notes to financial statements.

38

Schedules of Investments — IQ Global Resources ETF (continued)
April 30, 2014

Open futures contracts outstanding at April 30, 2014:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at April 30, 2014	Unrealized (Depreciation)
E-mini S&P 500 Future	Morgan Stanley	June 2014	(89)	$(8,321,385)	$(8,356,655)	$(35,270)
Mini MSCI EAFE Index Future	Morgan Stanley	June 2014	(87)	(8,193,132)	(8,370,705)	(177,573)
						$(212,843)

Cash posted as collateral to broker for futures contracts was $892,135 at April 30, 2014.

See notes to financial statements.

39

Schedules of Investments — IQ Merger Arbitrage ETF
April 30, 2014

	Shares	Value
Common Stocks — 73.3%
Basic Materials — 7.0%
AMCOL International Corp.	4,644	$212,927
Osisko Mining Corp.*	79,730	570,304
Rautaruukki OYJ*	23,797	295,642
Sakari Resources Ltd.*(a)(b)	425	382
Texas Industries, Inc.*	14,951	1,296,252
Total Basic Materials		2,375,507

Capital Goods — 9.0%
Foster Wheeler AG*	49,046	1,681,297
Scania AB, Class B	45,006	1,360,491
Total Capital Goods		3,041,788

Communication Services — 7.2%
Portugal Telecom SGPS SA(c)	196,419	817,034
Ziggo NV	37,292	1,617,401
Total Communication Services		2,434,435

Consumer Cyclicals — 3.1%
Barnes & Noble, Inc.*	27,634	453,198
Zale Corp.*	27,147	580,674
Total Consumer Cyclicals		1,033,872

Consumer Staples — 12.9%
LIN Media LLC, Class A*	33,681	789,146
Olam International Ltd.	234,000	415,677
Schawk, Inc.	3,947	78,940
Time Warner Cable, Inc.	21,847	3,090,477
Total Consumer Staples		4,374,240

Energy — 4.8%
Aurora Oil & Gas Ltd.*	41,453	156,706
Bourbon SA	3,258	107,242
EPL Oil & Gas, Inc.*	34,710	1,358,549
Total Energy		1,622,497

Financials — 4.0%
Aaron’s, Inc.	13,023	383,788
Chatham Lodging Trust	4,644	94,413
F&C Asset Management PLC	116,938	235,762
Pohjola Bank PLC, Class A(c)	25,569	562,279
Singapore Land Ltd.	10,000	74,322
Total Financials		1,350,564

Health Care — 10.5%
ArthroCare Corp.*	4,062	197,129
Emeritus Corp.*	13,375	398,976
Forest Laboratories, Inc.*	32,286	2,967,406
Total Health Care		3,563,511

	Shares	Value
Common Stocks (continued)
Technology — 12.3%
LSI Corp.	154,745	$1,723,859
Riverbed Technology, Inc.*	53,480	1,040,186
TriQuint Semiconductor, Inc.*	100,061	1,418,865
Total Technology		4,182,910

Utilities — 2.5%
UNS Energy Corp.	13,932	836,756
Total Common Stocks — 73.3%
(Cost $24,562,546)		24,816,080

Right — 0.0%
Health Care — 0.0%
Trius Therapeutics CVR*(b)
(Cost $0)	6,177	—

Short-Term Investment — 21.4%
Money Market Fund — 21.4%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(d)
(Cost $7,271,662)	7,271,662	7,271,662

Investment of Cash Collateral For
Securities Loaned — 4.3%
Money Market Fund — 4.3%
BNY Mellon Overnight Government
Fund, 0.06%(e)
(Cost $1,452,560)	1,452,560	1,452,560

Total Investments — 99.0%
(Cost $33,286,768)		$33,540,302
Other Assets in Excess of
Liabilities — 1.0%(f)		322,034
Net Assets — 100.0%		$33,862,336

*	Non-income producing securities.
(a)	Security has been deemed illiquid because it may not be able to be sold within seven days. At April 30, 2014, the value of this security was $382.
(b)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(c)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,376,777; total market value of collateral held by the Fund was $1,452,560.
(d)	Rate shown reflects the 7-day yield at April 30, 2014.
(e)	Rate shown reflects the 1-day yield at April 30, 2014.
(f)	Other Assets in Excess of Liabilities includes net unrealized depreciation on future contracts.

CVR — Contingent Value Right

PLC — Public Limited Company

Open futures contracts outstanding at April 30, 2014:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at April 30, 2014	Unrealized (Depreciation)
E-mini S&P 500 Future	Morgan Stanley	June 2014	(65)	$(6,068,315)	$(6,103,175)	$(34,860)
Mini MSCI EAFE Index Fund Future	Morgan Stanley	June 2014	(64)	(6,040,481)	(6,157,760)	(117,279)
						$(152,139)

Cash posted as collateral to broker for futures contracts was $678,880 at April 30, 2014.

See notes to financial statements.

40

Schedules of Investments — IQ Australia Small Cap ETF
April 30, 2014

	Shares	Value
Common Stocks — 98.9%
Consumer Discretionary — 24.2%
Ainsworth Game Technology Ltd.	9,061	$34,841
Aristocrat Leisure Ltd.	37,950	176,868
Automotive Holdings Group Ltd.	15,386	57,024
Breville Group Ltd.	11,143	94,573
Cash Converters International Ltd.	34,978	35,326
David Jones Ltd.(a)	42,752	155,675
Echo Entertainment Group Ltd.	66,386	173,458
Fairfax Media Ltd.	162,410	147,471
G.U.D. Holdings Ltd.	6,150	30,486
G8 Education Ltd.	19,829	85,800
Invocare Ltd.	9,290	91,585
JB Hi-Fi Ltd.(a)	8,022	143,453
Myer Holdings Ltd.(a)	48,154	99,050
Navitas Ltd.	15,252	103,868
Pacific Brands Ltd.	70,350	32,917
Retail Food Group Ltd.	9,870	38,226
Seven West Media Ltd.	54,680	94,488
Slater & Gordon Ltd.	12,113	52,749
Southern Cross Media Group Ltd.	57,041	67,914
STW Communications Group Ltd.	27,512	35,943
Super Retail Group Ltd.	6,919	65,134
Tabcorp Holdings Ltd.	65,053	224,222
Ten Network Holdings Ltd.*	93,010	23,268
Wotif.com Holdings Ltd.	11,733	29,026
Total Consumer Discretionary		2,093,365

Consumer Staples — 2.9%
Bega Cheese Ltd.	9,760	46,572
Goodman Fielder Ltd.	150,498	94,125
GrainCorp Ltd., Class A(a)	13,087	107,434
Total Consumer Staples		248,131

Energy — 7.8%
Aurora Oil & Gas Ltd.*	34,980	132,236
AWE Ltd.*	42,214	61,212
Beach Energy Ltd.	104,076	165,380
Buru Energy Ltd.*(a)	20,595	22,326
Drillsearch Energy Ltd.*	29,733	44,216
Energy Resources of Australia Ltd.*	13,688	16,804
Karoon Gas Australia Ltd.*	20,582	46,913
Paladin Energy Ltd.*(a)	75,109	30,273
Senex Energy Ltd.*	85,079	52,422
Sundance Energy Australia Ltd.*	35,562	34,268
Whitehaven Coal Ltd.*(a)	53,021	71,725
Total Energy		677,775

Financials — 10.0%
Bank of Queensland Ltd.	27,062	307,411
Challenger Ltd.	43,051	281,216
FlexiGroup Ltd.	18,328	65,550
IOOF Holdings Ltd.	19,222	151,030
Magellan Financial Group Ltd.	5,256	60,874
Total Financials		866,081

Health Care — 7.4%
Acrux Ltd.	14,214	13,631
Ansell Ltd.	13,182	220,947
Mesoblast Ltd.*	16,009	69,123
Primary Health Care Ltd.	40,780	177,210

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Sigma Pharmaceuticals Ltd.	93,774	$62,993
Sirtex Medical Ltd.	3,977	58,000
Virtus Health Ltd.	5,287	36,348
Total Health Care		638,252

Industrials — 15.5%
Bradken Ltd.	13,559	53,142
Cabcharge Australia Ltd.	10,385	37,334
Cardno Ltd.	13,449	86,979
Downer EDI Ltd.	34,458	159,316
GWA Group Ltd.	18,813	46,890
McMillan Shakespeare Ltd.	4,861	43,734
Mermaid Marine Australia Ltd.	28,273	56,060
Mineral Resources Ltd.	10,325	111,164
Monadelphous Group Ltd.(a)	7,035	113,940
Qantas Airways Ltd.*	185,512	209,701
RCR Tomlinson Ltd.	11,287	28,550
SAI Global Ltd.	18,205	72,026
Skilled Group Ltd.	18,067	45,868
Tox Free Solutions Ltd.	11,279	36,263
Transfield Services Ltd.*	38,913	34,432
Transpacific Industries Group Ltd.*	84,203	86,990
UGL Ltd.	13,870	86,746
Virgin Australia Holdings Ltd.*	86,079	29,510
Total Industrials		1,338,645

Information Technology — 2.7%
carsales.com Ltd.	14,989	150,685
Iress Ltd.	11,133	85,410
Total Information Technology		236,095

Materials — 23.5%
Adelaide Brighton Ltd.	36,831	133,432
Alumina Ltd.*	177,151	221,588
Aquila Resources Ltd.*(a)	13,476	31,215
Arrium Ltd.	103,919	114,580
Atlas Iron Ltd.	62,575	52,471
BC Iron Ltd.	10,047	40,680
Beadell Resources Ltd.*	62,875	38,449
BlueScope Steel Ltd.*	44,387	266,090
CSR Ltd.	42,973	145,331
DuluxGroup Ltd.	32,354	171,772
Evolution Mining Ltd.	40,466	32,057
Independence Group NL	18,787	75,373
Lynas Corp., Ltd.*(a)	159,363	24,363
Medusa Mining Ltd.*	17,475	29,145
Mount Gibson Iron Ltd.	50,432	34,111
Nufarm Ltd.	20,125	77,384
OceanaGold Corp.*	18,774	46,967
OZ Minerals Ltd.	26,218	89,396
PanAust Ltd.	41,095	61,113
Regis Resources Ltd.	25,726	57,922
Sandfire Resources NL*	7,582	39,903
Sims Metal Management Ltd.*	14,356	130,222
Sirius Resources NL*(a)	22,468	56,000
Western Areas Ltd.	15,886	60,790
Total Materials		2,030,354

See notes to financial statements.

41

Schedules of Investments — IQ Australia Small Cap ETF (continued)
April 30, 2014

	Shares	Value
Common Stocks (continued)
Telecommunication Services — 1.9%
Amcom Telecommunications Ltd.	14,386	$27,991
iiNET Ltd.	11,687	77,533
M2 Group Ltd.(a)	11,357	59,349
Total Telecommunication Services		164,873

Utilities — 3.0%
Envestra Ltd.	75,843	81,867
ERM Power Ltd.	10,844	18,437
Spark Infrastructure Group	96,598	157,973
Total Utilities		258,277
Total Common Stocks — 98.9%
(Cost $9,175,938)		8,551,848

Right — 0.0%†
Financials — 0.0%†
Bank of Queensland Ltd., expiring
5/9/2014*
(Cost $0)	3,516	4,919

	Shares	Value
Investment of Cash Collateral For
Securities Loaned — 8.4%
Money Market Fund — 8.4%
BNY Mellon Overnight Government
Fund, 0.06%(b)
(Cost $724,700)	724,700	$724,700

Total Investments — 107.3%
(Cost $9,900,638)		$9,281,467
Liabilities in Excess of Other
Assets — (7.3)%		(632,728)
Net Assets — 100.0%		$8,648,739

*	Non-income producing securities.
†	Less than 0.05%.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $680,081; total market value of collateral held by the Fund was $724,700.
(b)	Rate shown reflects the 1-day yield at April 30, 2014.

See notes to financial statements.

42

Schedules of Investments — IQ Canada Small Cap ETF
April 30, 2014

	Shares	Value
Common Stocks — 99.1%
Consumer Discretionary — 3.2%
DHX Media Ltd.	10,546	$47,375
Hudson’s Bay Co.	13,392	211,475
Martinrea International, Inc.	11,316	113,835
RONA, Inc.	16,219	163,306
Total Consumer Discretionary		535,991

Consumer Staples — 2.6%
Jean Coutu Group (PJC), Inc., Class A	11,130	224,030
Maple Leaf Foods, Inc.	12,366	204,062
Total Consumer Staples		428,092

Energy — 39.3%
Advantage Oil & Gas Ltd.*	22,347	141,317
Bankers Petroleum Ltd.*	34,151	185,777
Bellatrix Exploration Ltd.*	21,697	210,752
Birchcliff Energy Ltd.*	13,360	154,727
BlackPearl Resources, Inc.*	36,246	101,725
Calfrac Well Services Ltd.	5,749	198,801
Canacol Energy Ltd.*	11,188	84,207
CanElson Drilling, Inc.	11,143	83,462
Canyon Services Group, Inc.	7,894	108,471
Crew Energy, Inc.*	15,833	179,184
Deethree Exploration Ltd.*	9,114	97,497
Denison Mines Corp.*	55,700	76,131
Ensign Energy Services, Inc.	16,940	266,267
Gibson Energy, Inc.	16,478	439,333
Gran Tierra Energy, Inc.*	35,830	254,331
Ithaca Energy, Inc.*	41,070	107,779
Kelt Exploration Ltd.*	11,730	147,179
Legacy Oil + Gas, Inc.*	19,216	149,358
Lightstream Resources Ltd.(a)	25,799	154,919
Long Run Exploration Ltd.(a)	10,720	54,115
Nuvista Energy Ltd.*	17,819	177,630
Painted Pony Petroleum Ltd.*	11,513	118,755
Parex Resources, Inc.*	12,672	126,553
Parkland Fuel Corp.(a)	9,740	180,165
Poseidon Concepts Corp.*(e)	13,377	3,291
Precision Drilling Corp.	39,214	509,180
Raging River Exploration, Inc.*	19,721	173,409
RMP Energy, Inc.*	15,324	116,593
Secure Energy Services, Inc.	14,871	266,403
Surge Energy, Inc.(a)	23,652	149,354
TORC Oil & Gas Ltd.	11,850	144,474
TransGlobe Energy Corp.*	9,127	71,023
Trican Well Service Ltd.	19,845	283,900
Trinidad Drilling Ltd.	18,517	206,860
Twin Butte Energy Ltd.(a)	40,154	86,349
Veresen, Inc.(a)	27,229	402,189
Whitecap Resources, Inc.(a)	26,208	345,317
Total Energy		6,556,777

Financials — 2.8%
AGF Management Ltd., Class B	8,892	98,931
Canaccord Genuity Group, Inc.	9,463	81,657
Element Financial Corp.*	24,193	289,447
Total Financials		470,035

	Shares	Value
Common Stocks (continued)
Health Care — 0.8%
Extendicare, Inc.	11,564	$71,020
ProMetic Life Sciences, Inc.*	57,232	56,844
Total Health Care		127,864

Industrials — 12.2%
Aecon Group, Inc.	7,367	123,583
Air Canada, Class B*	26,486	182,937
CAE, Inc.	35,241	464,656
Horizon North Logistics, Inc.	13,273	96,634
Progressive Waste Solutions Ltd.	14,643	355,985
Russel Metals, Inc.	8,185	240,527
TransForce, Inc.	11,755	256,319
WestJet Airlines Ltd.	13,654	310,542
Total Industrials		2,031,183

Information Technology — 2.2%
Davis + Henderson Corp.	10,824	313,047
Redknee Solutions, Inc.*	12,692	55,628
Total Information Technology		368,675

Materials — 30.0%
Ainsworth Lumber Co., Ltd.*	14,433	49,449
Alacer Gold Corp.	31,137	74,335
Alamos Gold, Inc.	17,168	160,346
Argonaut Gold, Inc.*	20,221	74,623
AuRico Gold, Inc.	33,429	138,900
B2Gold Corp.*	86,064	247,029
Canexus Corp.	24,314	106,787
Canfor Corp.*	6,535	148,034
Capstone Mining Corp.*	45,826	120,677
Centerra Gold, Inc.	21,470	109,947
China Gold International Resources
Corp., Ltd.*	32,532	83,594
Continental Gold Ltd.*	14,176	50,377
Detour Gold Corp.*	21,030	209,064
Dundee Precious Metals, Inc.*	13,978	46,362
Endeavour Silver Corp.*	13,321	60,812
First Majestic Silver Corp.*	15,184	143,891
Fortuna Silver Mines, Inc.*	16,946	70,103
HudBay Minerals, Inc.	26,066	222,076
IAMGOLD Corp.	50,345	175,241
International Forest Products
Ltd., Class A*	8,381	126,924
Intertape Polymer Group, Inc.	7,380	86,479
Ivanhoe Mines Ltd.*	56,053	92,447
Lundin Mining Corp.*	68,700	350,558
Major Drilling Group International, Inc.	10,662	83,745
Nevsun Resources Ltd.	26,347	95,310
Norbord, Inc.	3,436	84,065
Osisko Mining Corp.*	58,822	420,751
Pan American Silver Corp.	20,176	261,059
Pretium Resources, Inc.*	10,537	68,170
Primero Mining Corp.*(a)	16,874	106,553
Sandstorm Gold Ltd.*	12,891	71,300
SEMAFO, Inc.	36,915	137,912
Sherritt International Corp.	37,711	159,442
Silver Standard Resources, Inc.*	10,900	107,763
Tahoe Resources, Inc.*	11,089	246,445
Thompson Creek Metals Co., Inc.*	18,294	49,009
Torex Gold Resources, Inc.*	97,940	108,877

See notes to financial statements.

43

Schedules of Investments — IQ Canada Small Cap ETF (continued)
April 30, 2014

	Shares	Value
Common Stocks (continued)
Materials (continued)
Western Forest Products, Inc.	28,879	$57,629
Total Materials		5,006,085

Telecommunication Services — 1.7%
Manitoba Telecom Services, Inc.	10,031	276,859

Utilities — 4.3%
Algonquin Power & Utilities Corp.	21,152	151,878
Capital Power Corp.	10,972	246,144
Just Energy Group, Inc.(a)	14,047	111,485
Superior Plus Corp.	16,683	200,813
Total Utilities		710,320
Total Common Stocks — 99.1%
(Cost $18,038,005)		16,511,881

Short-Term Investment — 0.0%(b)
Money Market Fund — 0.0%(b)
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(c)
(Cost $1,114)	1,114	1,114

	Shares	Value
Investment of Cash Collateral For
Securities Loaned — 8.6%
Money Market Fund — 8.6%
BNY Mellon Overnight Government Fund,
0.06%(d)
(Cost $1,436,288)	1,436,288	$1,436,288

Total Investments — 107.7%
(Cost $19,475,407)		$17,949,283
Liabilities in Excess of Other
Assets — (7.7)%		(1,286,783)
Net Assets — 100.0%		$16,662,500

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,359,744; total market value of collateral held by the Fund was $1,436,288.
(b)	Less than 0.05%.
(c)	Rate shown reflects the 7-day yield at April 30, 2014.
(d)	Rate shown reflects the 1-day yield at April 30, 2014.
(e)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.

See notes to financial statements.

44

Schedules of Investments — IQ Global Agribusiness Small Cap ETF
April 30, 2014

	Shares	Value
Common Stocks — 99.4%
Australia — 4.6%
GrainCorp Ltd., Class A	86,439	$709,598
Nufarm Ltd.	118,914	457,246
Total Australia		1,166,844

Canada — 4.9%
Maple Leaf Foods, Inc.	52,224	861,795
SunOpta, Inc.*	33,448	390,338
Total Canada		1,252,133

China — 7.7%
Changshouhua Food Co. Ltd.	173,661	176,285
China BlueChemical Ltd., Class H	951,608	510,611
China Huiyuan Juice Group Ltd.*	533,277	349,426
China Minzhong Food Corp., Ltd.	39,231	28,907
China Modern Dairy Holdings Ltd.*(a)	1,087,603	465,744
First Tractor Co., Ltd., Class H(a)	228,904	134,044
Honworld Group Ltd.*	75,963	51,244
Shenguan Holdings Group Ltd.(a)	619,929	265,472
Total China		1,981,733

Hong Kong — 6.3%
Asian Citrus Holdings Ltd.(a)	429,598	89,213
China Foods Ltd.*	412,843	139,516
China Huishan Dairy Holdings Co., Ltd.*(a) .	2,700,283	613,000
China Yurun Food Group Ltd.*(a)	763,057	367,117
Sinofert Holdings Ltd.	1,007,909	124,805
Yashili International Holdings Ltd.	349,971	169,279
YuanShengTai Dairy Farm Ltd.*	616,247	102,538
Total Hong Kong		1,605,468

Indonesia — 2.4%
PT Malindo Feedmill Tbk	396,230	102,472
PT Perusahaan Perkebunan London
Sumatra Indonesia Tbk	1,579,670	334,748
PT Salim Ivomas Pratama Tbk	1,952,017	168,838
Total Indonesia		606,058

Ireland — 3.8%
Greencore Group PLC	218,670	964,073

Japan — 34.8%
Asmo Corp.*	16,828	17,957
Ezaki Glico Co. Ltd.	47,506	625,042
Fuji Oil Co., Ltd.	33,489	453,077
House Foods Group, Inc.	36,499	607,423
Iseki & Co., Ltd.	115,832	299,360
Itoham Foods, Inc.	73,571	333,464
J-Oil Mills, Inc.	54,108	144,606
Kewpie Corp.	60,574	871,103

	Shares	Value
Common Stocks (continued)
Japan (continued)
Kumiai Chemical Industry Co., Ltd.	41,460	$281,676
Mitsui Sugar Co., Ltd.	46,169	191,636
Morinaga Milk Industry Co., Ltd.	116,595	434,877
Nihon Nohyaku Co., Ltd.	27,912	347,841
Nippon Flour Mills Co., Ltd.	71,357	398,174
Nippon Meat Packers, Inc.	114,589	1,986,658
Nisshin Oillio Group Ltd.(a)	65,360	218,827
Nisshin Seifun Group, Inc.	125,411	1,459,752
Prima Meat Packers Ltd.	71,200	156,828
Yamatane Corp.	51,677	75,884
Total Japan		8,904,185

Luxembourg — 1.4%
Adecoagro SA ADR*	41,405	369,333

Netherlands — 7.0%
Nutreco NV	38,703	1,795,584

Singapore — 3.4%
First Resources Ltd.	283,152	579,681
Indofood Agri Resources Ltd.	226,990	192,571
Sino Grandness Food Industry Group Ltd.*	176,715	97,131
Total Singapore		869,383

Spain — 4.4%
Deoleo SA*	360,394	197,383
Ebro Foods SA	39,855	917,331
Total Spain		1,114,714

Thailand — 0.3%
GFPT PCL	173,213	75,473

United Arab Emirates — 0.3%
Amira Nature Foods Ltd.*(a)	5,151	80,150

United Kingdom — 2.9%
Dairy Crest Group PLC	77,919	607,723
Premier Foods PLC*	125,034	121,397
Total United Kingdom		729,120

United States — 15.2%
American Vanguard Corp.	14,352	255,609
Annie’s, Inc.*(a)	9,713	315,769
Chiquita Brands International, Inc.*	25,086	287,987
CVR Partners LP	19,400	413,996
Lindsay Corp.(a)	7,116	627,133
Toro Co.	31,457	1,998,778
Total United States		3,899,272

See notes to financial statements.

45

Schedules of Investments — IQ Global Agribusiness Small Cap ETF (continued)
April 30, 2014

	Shares	Value
Common Stocks (continued)
United States (continued)
Total Common Stocks — 99.4%
(Cost $26,158,140)		$25,413,523

Short-Term Investment — 0.3%
Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(b)
(Cost $72,449)	72,449	72,449

Investment of Cash Collateral For
Securities Loaned — 10.2%
Money Market Fund — 10.2%
BNY Mellon Overnight Government
Fund, 0.06%(c)
(Cost $2,613,437)	2,613,437	2,613,437

	Shares	Value
Total Investments — 109.9%
(Cost $28,844,026)		$28,099,409
Liabilities in Excess of Other
Assets — (9.9)%		(2,527,252)
Net Assets — 100.0%		$25,572,157

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $2,416,098; total market value of collateral held by the Fund was $2,613,437.
(b)	Rate shown reflects the 7-day yield at April 30, 2014.
(c)	Rate shown reflects the 1-day yield at April 30, 2014.

ADR — American Depositary Receipt

LP — Limited Partnership

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

46

Schedules of Investments — IQ Global Oil Small Cap ETF
April 30, 2014

	Shares	Value
Common Stocks — 99.6%
Australia — 0.5%
Horizon Oil Ltd.*(a)	31,228	$10,995

Bermuda — 0.4%
Archer Ltd.*	6,983	9,473

Canada — 13.2%
Canyon Services Group, Inc.	2,045	28,100
Caracal Energy, Inc.*	4,231	38,793
Ensign Energy Services, Inc.	4,347	68,327
Horizon North Logistics, Inc.	3,416	24,870
Ithaca Energy, Inc.*	10,464	27,460
Lightstream Resources Ltd.	6,600	39,632
Sunshine Oilsands Ltd.*	79,374	8,190
TAG Oil Ltd.*	2,089	6,072
TORC Oil & Gas Ltd.	3,000	36,576
Twin Butte Energy Ltd.(a)	10,295	22,139
Total Canada		300,159

China — 1.3%
Shandong Molong Petroleum
Machinery Co., Ltd., Class H	8,103	2,237
Sinopec Shanghai Petrochemical
Co., Ltd., Class H	115,628	28,188
Total China		30,425

Finland — 3.1%
Neste Oil OYJ(a)	3,423	70,243

France — 2.4%
Etablissements Maurel et Prom	3,006	53,558

Italy — 0.6%
Saras SpA*	8,182	14,181

Japan — 10.7%
Cosmo Oil Co., Ltd.	27,248	50,948
Showa Shell Sekiyu K.K.	8,230	83,549
Toa Oil Co., Ltd.	2,000	3,074
TonenGeneral Sekiyu K.K.	11,318	106,920
Total Japan		244,491

Norway — 4.7%
BW Offshore Ltd.	10,479	13,653
Det Norske Oljeselskap ASA*	2,128	23,205
DNO International ASA*	20,111	69,591
Total Norway		106,449

Singapore — 0.1%
Mirach Energy Ltd.*	21,000	2,375

Thailand — 4.9%
Bangchak Petroleum PCL	26,152	25,861
IRPC PCL	354,881	40,357
Thai Oil PCL	28,034	45,265
Total Thailand		111,483

United Arab Emirates — 3.7%
Dragon Oil PLC	7,817	83,156

United Kingdom — 2.5%
Exillon Energy PLC*	2,121	5,059
Quadrise Fuels International PLC*	11,643	6,783
Rockhopper Exploration PLC*	9,053	16,204
Salamander Energy PLC*	8,507	19,249

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Xcite Energy Ltd.*	9,668	$10,448
Total United Kingdom		57,743

United States — 51.5%
Alon USA Energy, Inc.	815	13,276
Alon USA Partners LP	392	7,217
Bonanza Creek Energy, Inc.*	1,038	50,468
BPZ Resources, Inc.*	3,475	9,382
CVR Energy, Inc.(a)	527	25,902
CVR Refining LP	1,261	30,176
Emerald Oil, Inc.*	1,881	13,299
Gulfport Energy Corp.*	2,904	213,938
Harvest Natural Resources, Inc.*(a)	1,386	6,251
Key Energy Services, Inc.*	4,501	45,190
Kodiak Oil & Gas Corp.*	8,998	114,365
Northern Tier Energy LP	1,959	52,913
Ocean Rig UDW, Inc.*	1,609	26,549
PBF Energy, Inc., Class A	1,883	57,959
Pioneer Energy Services Corp.*	2,114	31,647
QR Energy LP	1,747	32,249
Sanchez Energy Corp.*(a)	1,576	44,569
SemGroup Corp., Class A	1,455	92,945
Stone Energy Corp.*	1,661	81,472
Synergy Resources Corp.*	2,086	24,281
Tesco Corp.*	1,133	22,660
Tesoro Logistics LP	1,219	77,894
VAALCO Energy, Inc.*	1,879	17,324
Western Refining, Inc.	1,837	79,909
Total United States		1,171,835
Total Common Stocks — 99.6%
(Cost $2,142,898)		2,266,566

Investment of Cash Collateral For
Securities Loaned — 7.7%
Money Market Fund — 7.7%
BNY Mellon Overnight Government
Fund, 0.06%(b)
(Cost $175,176)	175,176	175,176

Total Investments — 107.3%
(Cost $2,318,074)		$2,441,742
Liabilities in Excess of Other
Assets — (7.3)%		(165,541)
Net Assets — 100.0%		$2,276,201

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $156,467; total market value of collateral held by the Fund was $175,176.
(b)	Rate shown reflects the 1-day yield at April 30, 2014.

K.K. — Kabushiki Kaisha

LP — Limited Partnership

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

47

Schedules of Investments — IQ U.S. Real Estate Small Cap ETF
April 30, 2014

	Shares	Value
Common Stocks — 99.4%
Diversified REITs — 13.8%
Cousins Properties, Inc.	139,329	$1,620,396
Empire State Realty Trust, Inc., Class A	52,967	810,395
Investors Real Estate Trust	77,538	676,131
Kennedy-Wilson Holdings, Inc.	51,476	1,124,236
Redwood Trust, Inc.(a)	59,605	1,299,389
Resource Capital Corp.	91,380	502,590
Washington Real Estate Investment Trust	46,408	1,135,140
Total Diversified REITs		7,168,277

Hotel REITs — 13.7%
Ashford Hospitality Trust, Inc.	55,635	570,815
Chesapeake Lodging Trust	34,402	928,510
FelCor Lodging Trust, Inc.	81,329	750,667
Hersha Hospitality Trust	142,850	829,958
Pebblebrook Hotel Trust	46,569	1,603,836
Summit Hotel Properties, Inc.	61,409	556,366
Sunstone Hotel Investors, Inc.	133,024	1,903,573
Total Hotel REITs		7,143,725

Mortgage REITs — 23.4%
AG Mortgage Investment Trust, Inc.	20,701	366,201
Anworth Mortgage Asset Corp.	99,673	538,234
Apollo Commercial Real Estate
Finance, Inc.	27,185	462,417
Apollo Residential Mortgage, Inc.	22,438	362,374
Arbor Realty Trust, Inc.	27,729	194,380
Ares Commercial Real Estate Corp.	19,203	245,030
ARMOUR Residential REIT, Inc.	261,209	1,107,526
Colony Financial, Inc.	66,441	1,445,092
Dynex Capital, Inc.	37,212	319,279
Gramercy Property Trust, Inc.(a)	43,206	225,535
Invesco Mortgage Capital	91,177	1,519,921
iStar Financial, Inc.*	57,825	859,279
New Residential Investment Corp.	183,740	1,120,814
New York Mortgage Trust, Inc.	54,819	404,016
Newcastle Investment Corp.	254,679	1,143,509
PennyMac Mortgage Investment Trust	48,594	1,139,043
RAIT Financial Trust(a)	59,188	484,158
Western Asset Mortgage Capital Corp.	18,976	280,276
Total Mortgage REITs		12,217,084

Office REITs — 17.0%
Brandywine Realty Trust	113,810	1,655,935
First Industrial Realty Trust, Inc.	78,794	1,447,446
First Potomac Realty Trust	42,225	550,192
Franklin Street Properties Corp.	66,932	815,232
Government Properties Income Trust	40,292	1,025,431
Hudson Pacific Properties, Inc.	39,181	922,713
Lexington Realty Trust	138,972	1,495,339
Parkway Properties, Inc.	51,445	970,253
Total Office REITs		8,882,541

Residential REITs — 4.5%
American Residential Properties, Inc.*(a)	23,601	424,110
Associated Estates Realty Corp.	39,336	660,058
Education Realty Trust, Inc.	84,087	857,687
Silver Bay Realty Trust Corp.	26,679	399,651
Total Residential REITs		2,341,506

	Shares	Value
Common Stocks (continued)
Retail REITs — 11.8%
Acadia Realty Trust	40,753	$1,105,629
Cedar Realty Trust, Inc.	52,721	326,343
Glimcher Realty Trust	104,840	1,068,320
Inland Real Estate Corp.	63,884	667,588
Kite Realty Group Trust	95,657	593,073
Pennsylvania Real Estate Investment
Trust	48,305	799,448
Ramco-Gershenson Properties Trust	48,250	795,160
Retail Opportunity Investments Corp.	51,993	813,170
Total Retail REITs		6,168,731

Specialized REITs — 15.2%
Aviv REIT, Inc.	11,524	304,118
Campus Crest Communities, Inc.	47,039	405,006
CubeSmart	98,045	1,823,637
CyrusOne, Inc.	13,684	273,680
DCT Industrial Trust, Inc.	238,640	1,866,165
Medical Properties Trust, Inc.	121,472	1,639,872
Sabra Health Care REIT, Inc.	28,037	840,269
STAG Industrial, Inc.	33,045	777,549
Total Specialized REITs		7,930,296
Total Common Stocks — 99.4%
(Cost $51,095,713)		51,852,160

Short-Term Investment — 0.5%
Money Market Fund — 0.5%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(b)
(Cost $269,412)	269,412	269,412

Investment of Cash Collateral For
Securities Loaned — 3.6%
Money Market Fund — 3.6%
BNY Mellon Overnight Government
Fund, 0.06%(c)
(Cost $1,872,881)	1,872,881	1,872,881

Total Investments — 103.5%
(Cost $53,238,006)		$53,994,453
Liabilities in Excess of Other
Assets — (3.5)%		(1,848,606)
Net Assets — 100.0%		$52,145,847

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,813,262; total market value of collateral held by the Fund was $1,872,881.
(b)	Rate shown reflects the 7-day yield at April 30, 2014.
(c)	Rate shown reflects the 1-day yield at April 30, 2014.

REIT — Real Estate Investment Trusts

See notes to financial statements.

48

Statements of Assets and Liabilities
April 30, 2014

	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Real Return ETF	IQ Global Resources ETF	IQ Merger Arbitrage ETF
Assets
Investments, at cost:	$798,280,095	$35,213,058	$16,804,524	$30,593,274	$89,432,982	$33,286,768
Investments, at value (including
securities on loan)[1]	$805,300,132	$35,010,619	$16,767,138	$30,983,956	$87,581,404	$33,540,302
Cash	—	—	—	—	—	48
Due from Broker	4,977,010	5,749	148,327	—	1,936	—
Foreign currency[2]	—	—	—	—	27,796	11,375
Cash deposited at broker for
futures collateral	—	—	—	—	892,135	678,880
Cash deposited at broker for
swap collateral	16,379,724	113,760	207,654	—	—	—
Dividend, interest and reclaims
receivable	22,360	4,463	236	2,450	166,354	8,913
Receivable for investments sold	—	—	—	—	—	1,138,622
Total Assets	826,679,226	35,134,591	17,123,355	30,986,406	88,669,625	35,378,140

Liabilities
Collateral for securities on loan	101,789,915	8,545,373	338,015	4,646,248	3,839,457	1,452,560
Due to broker	1,607,837	64,849	22,494	—	1,944	—
Advisory fees payable	434,772	16,372	10,265	10,359	52,280	19,778
Trustee fees payable	2,611	161	77	429	359	120
Compliance fees payable	388	108	24	314	—	16
Variation margin payable	—	—	—	—	56,725	43,280
Accrued expenses and other
liabilities	67	3,444	4,180	50	253	50
Total Liabilities	103,835,590	8,630,307	375,055	4,657,400	3,951,018	1,515,804
Net Assets	$722,843,636	$26,504,284	$16,748,300	$26,329,006	$84,718,607	$33,862,336

Composition of Net Assets
Paid-in capital	$736,770,092	$31,554,308	$16,966,333	$27,642,706	$113,011,827	$36,257,741
Undistributed (accumulated) net
investment income (loss)	7,243,480	46,042	221,070	3,584	1,139,367	(22,005)
Undistributed (accumulated) net
realized gain (loss) on
investments, swap transactions,
futures contracts and foreign
currency translations	(28,189,973)	(4,893,627)	(401,717)	(1,707,966)	(27,368,940)	(2,474,112)
Net unrealized appreciation
(depreciation) on investments,
swap transactions, futures
contracts and foreign currency
translations	7,020,037	(202,439)	(37,386)	390,682	(2,063,647)	100,712
Net Assets	$722,843,636	$26,504,284	$16,748,300	$26,329,006	$84,718,607	$33,862,336

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value,
unlimited shares authorized)	24,700,000	1,000,000	650,000	1,000,000	2,900,000	1,250,000
Net Asset Value	$29.26	$26.50	$25.77	$26.33	$29.21	$27.09

[1] Market value of securities on loan:	$100,489,810	$8,394,586	$329,492	$6,718,173	$3,618,898	$1,376,777
[2] Cost of foreign currency:	$—	$—	$—	$—	$27,658	$12,112

See notes to financial statements.

49

Statements of Assets and Liabilities (continued)
April 30, 2014

	IQ Australia Small Cap ETF	IQ Canada Small Cap ETF	IQ Global Agribusiness Small Cap ETF
Assets
Investments, at cost:	$9,900,638	$19,475,407	$28,844,026
Investments, at value (including securities on loan)[1]	$9,281,467	$17,949,283	$28,099,409
Foreign currency[2]	126,160	140,487	506
Dividend, interest and reclaims receivable	18,092	18,497	101,875
Total Assets	9,425,719	18,108,267	28,201,790

Liabilities
Collateral for securities on loan	724,700	1,436,288	2,613,437
Due to custodian	46,839	—	—
Advisory fees payable	5,329	9,267	15,797
Trustee fees payable	42	71	164
Compliance fees payable	20	91	185
Accrued expenses and other liabilities	50	50	50
Total Liabilities	776,980	1,445,767	2,629,633
Net Assets	$8,648,739	$16,662,500	$25,572,157

Composition of Net Assets
Paid-in capital	$16,144,946	$33,245,112	$32,269,195
Undistributed (accumulated) net investment income (loss)	157,260	(260,163)	32,539
Undistributed (accumulated) net realized gain (loss) on investments,
swap transactions, futures contracts and foreign currency translations	(7,034,213)	(14,797,241)	(5,985,024)
Net unrealized appreciation (depreciation) on investments, swap
transactions, futures contracts and foreign currency translations	(619,254)	(1,525,208)	(744,553)
Net Assets	$8,648,739	$16,662,500	$25,572,157

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	450,000	700,000	950,000
Net Asset Value	$19.22	$23.80	$26.92

[1] Market value of securities on loan:	$680,081	$1,359,744	$2,416,098
[2] Cost of foreign currency:	$126,284	$138,900	$500

See notes to financial statements.

50

Statements of Assets and Liabilities (continued)
April 30, 2014

	IQ Global Oil Small Cap ETF	IQ U.S. Real Estate Small Cap ETF
Assets
Investments, at cost:	$2,318,074	$53,238,006
Investments, at value (including securities on loan)[1]	$2,441,742	$53,994,453
Foreign currency[2]	28,176	—
Dividend, interest and reclaims receivable	3,581	54,284
Total Assets	2,473,499	54,048,737

Liabilities
Collateral for securities on loan	175,176	1,872,881
Due to custodian	20,674	—
Advisory fees payable	1,357	29,639
Compliance fees payable	34	79
Trustee fees payable	7	241
Accrued expenses and other liabilities	50	50
Total Liabilities	197,298	1,902,890
Net Assets	$2,276,201	$52,145,847

Composition of Net Assets
Paid-in capital	$2,436,073	$53,292,101
Undistributed (accumulated) net investment income (loss)	(6,304)	2,019
Undistributed (accumulated) net realized gain (loss) on investments, swap transactions,
futures contracts and foreign currency translations	(277,655)	(1,904,720)
Net unrealized appreciation (depreciation) on investments, swap transactions, futures
contracts and foreign currency translations	124,087	756,447
Net Assets	$2,276,201	$52,145,847

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	100,000	2,050,000
Net Asset Value	$22.76	$25.44

[1] Market value of securities on loan:	$156,467	$1,813,262
[2] Cost of foreign currency:	$27,765	$—

See notes to financial statements.

51

Statements of Operations
For the year ended April 30, 2014

	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Real Return ETF	IQ Global Resources ETF	IQ Merger Arbitrage ETF
Investment Income
Dividend income*	$10,126,408	$678,545	$244,879	$302,605	$1,780,848	$178,626
Securities lending income, net	311,871	70,674	5,215	41,836	23,067	12,205
Total investment income	10,438,279	749,219	250,094	344,441	1,803,915	190,831

Expenses
Advisory fees	4,081,566	264,794	134,757	195,809	613,416	162,740
Trustee fees	11,951	983	423	1,215	1,959	485
Compliance fees	5,506	439	195	626	910	225
Miscellaneous	13	50	90	50	50	50
Total expenses	4,099,036	266,266	135,465	197,700	616,335	163,500
Net investment income	6,339,243	482,953	114,629	146,741	1,187,580	27,331

Realized and Unrealized Gain (Loss)
on Investments, Swap Transactions,
Futures Contracts and
Foreign Currency Translations
Net realized gain (loss) from:
Investment securities	(10,963,511)	(715,195)	(267,325)	(1,367,653)	(4,649,428)	758,008
In-Kind redemptions	23,323,216	654,366	484,949	660,872	7,302,519	1,675,735
Swap transactions	7,225,793	(96,605)	144,166	—	—	—
Distributions from investments in
other investment companies	183,605	24,508	12,128	—	—	—
Futures contracts	18,599	23,067	(36,770)	—	(2,935,487)	(889,736)
Foreign currency translations	—	—	—	—	(34,943)	(11,128)
Net realized gain (loss)	19,787,702	(109,859)	337,148	(706,781)	(317,339)	1,532,879
Net change in net unrealized
appreciation (depreciation)
Investment securities	(120,779)	(1,206,499)	(106,007)	(165,221)	1,584,295	(190,184)
Futures contracts	(367,290)	—	6,863	—	436,421	(21,007)
Foreign currency translations	—	—	—	—	(1,939)	(1,114)
Net change in net unrealized
appreciation (depreciation)	(488,069)	(1,206,499)	(99,144)	(165,221)	2,018,777	(212,305)
Net realized and unrealized
gain (loss)	19,299,633	(1,316,358)	238,004	(872,002)	1,701,438	1,320,574
Net Increase (Decrease) in Net
Assets Resulting from Operations	$25,638,876	$(833,405)	$352,633	$(725,261)	$2,889,018	$1,347,905

*Net of foreign taxes withheld of:	$—	$—	$—	$—	$113,103	$3,166

See notes to financial statements.

52

Statements of Operations (continued)
For the year ended April 30, 2014

	IQ Australia Small Cap ETF	IQ Canada Small Cap ETF	IQ Global Agribusiness Small Cap ETF
Investment Income
Dividend income*	$327,760	$322,702	$637,513
Securities lending income, net	13,986	5,230	43,400
Total investment income	341,746	327,932	680,913

Expenses
Advisory fees	66,807	109,790	250,169
Trustee fees	240	386	868
Compliance fees	113	178	406
Miscellaneous	50	50	114
Total expenses	67,210	110,404	251,557
Net investment income	274,536	217,528	429,356

Realized and Unrealized Gain (Loss) on Investments, Swap Transactions,
Futures Contracts and Foreign Currency Translations
Net realized gain (loss) from:
Investment securities	(2,240,684)	(2,735,248)	(2,107,976)
In-Kind redemptions	(227,373)	(9,398)	2,840,452
Foreign currency translations	(29,904)	(12,801)	(18,883)
Net realized gain (loss)	(2,497,961)	(2,757,447)	713,593
Net change in net unrealized appreciation (depreciation)
Investment securities	1,085,796	4,498,425	143,235
Foreign currency translations	483	(2,092)	2,093
Net change in net unrealized appreciation (depreciation)	1,086,279	4,496,333	145,328
Net realized and unrealized gain (loss)	(1,411,682)	1,738,886	858,921
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,137,146)	$1,956,414	$1,288,277

*Net of foreign taxes withheld of:	$5,011	$55,333	$44,793

See notes to financial statements.

53

Statements of Operations (continued)
For the year ended April 30, 2014

	IQ Global Oil Small Cap ETF	IQ U.S. Real Estate Small Cap ETF
Investment Income
Dividend income*	$33,768	$2,653,823
Securities lending income, net	469	12,062
Total investment income	34,237	2,665,885

Expenses
Advisory fees	15,197	328,178
Trustee fees	48	1,298
Compliance fees	22	562
Miscellaneous	71	68
Total expenses	15,338	330,106
Net investment income	18,899	2,335,779

Realized and Unrealized Gain (Loss) on Investments, Swap Transactions,
Futures Contracts and Foreign Currency Translations
Net realized gain (loss) from:
Investment securities	(68,678)	(1,162,177)
In-Kind redemptions	49,789	2,772,650
Foreign currency translations	(2,161)	—
Net realized gain (loss)	(21,050)	1,610,473
Net change in net unrealized appreciation (depreciation)
Investment securities	357,109	(5,011,453)
Foreign currency translations	257	—
Net change in net unrealized appreciation (depreciation)	357,366	(5,011,453)
Net realized and unrealized gain (loss)	336,316	(3,400,980)
Net Increase (Decrease) in Net Assets Resulting from Operations	$355,215	$(1,065,201)

*Net of foreign taxes withheld of:	$3,543	$—

See notes to financial statements.

54

Statements of Changes in Net Assets

	IQ Hedge Multi-Strategy Tracker ETF		IQ Hedge Macro Tracker ETF		IQ Hedge Market Neutral Tracker ETF		IQ Real Return ETF
	For the Year Ended April 30,		For the Year Ended April 30,		For the Year Ended April 30,	For the Period October 4, 2012* to April 30,	For the Year Ended April 30,
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (Decrease) in Net Assets
from Operations
Net investment income	$6,339,243	$3,400,363	$482,953	$708,941	$114,629	$13,968	$146,741	$97,779
Net realized gain (loss)	19,787,702	3,007,445	(109,859)	(864,699)	337,148	101,783	(706,781)	(24,077)
Net change in net unrealized
appreciation (depreciation)	(488,069)	4,919,883	(1,206,499)	134,728	(99,144)	61,758	(165,221)	412,304
Net increase (decrease) in net assets
resulting from operations	25,638,876	11,327,691	(833,405)	(21,030)	352,633	177,509	(725,261)	486,006

Dividends to Shareholders from:
Net investment income	(7,853,060)	(3,493,395)	(203,047)	(678,020)	(163,748)	(19,014)	(24,255)	(23,359)

Capital Share Transactions
Proceeds from shares created	570,060,459	290,855,270	10,533,133	49,109,971	25,541,942	13,812,208	7,836,655	43,522,101
Cost of shares redeemed	(248,503,915)	(111,603,698)	(46,217,676)	(35,661,207)	(14,119,595)	(8,833,635)	(41,712,193)	(10,573,400)
Net increase (decrease) from capital
share transactions	321,556,544	179,251,572	(35,684,543)	13,448,764	11,422,347	4,978,573	(33,875,538)	32,948,701
Total increase (decrease) in
net assets	339,342,360	187,085,868	(36,720,995)	12,749,714	11,611,232	5,137,068	(34,625,054)	33,411,348

Net Assets
Beginning of period	383,501,276	196,415,408	63,225,279	50,475,565	5,137,068	—	60,954,060	27,542,712
End of period	$722,843,636	$383,501,276	$26,504,284	$63,225,279	$16,748,300	$5,137,068	$26,329,006	$60,954,060
Including undistributed (accumulated)
net investment income (loss)
as follows:	$7,243,480	$(127,863)	$46,042	$(252,752)	$221,002	$(175)	$3,584	$(173,363)

Changes in Shares Outstanding
Shares outstanding, beginning
of period	13,500,000	7,100,000	2,350,000	1,850,000	200,000	—	2,300,000	1,050,000
Shares created	19,800,000	10,400,000	400,000	1,800,000	1,000,000	550,000	300,000	1,650,000
Shares redeemed	(8,600,000)	(4,000,000)	(1,750,000)	(1,300,000)	(550,000)	(350,000)	(1,600,000)	(400,000)
Shares outstanding, end of period	24,700,000	13,500,000	1,000,000	2,350,000	650,000	200,000	1,000,000	2,300,000

* Commencement of operations.

See notes to financial statements.

55

Statements of Changes in Net Assets (continued)

	IQ Global Resources ETF		IQ Merger Arbitrage ETF		IQ Australia Small Cap ETF
	For the Year Ended April 30,		For the Year Ended April 30,		For the Year Ended April 30,
	2014	2013	2014	2013	2014	2013
Increase (Decrease) in Net
Assets from Operations
Net investment income	$1,187,580	$1,039,875	$27,331	$57,438	$274,536	$411,674
Net realized gain (loss)	(317,339)	1,121,050	1,532,879	(186,304)	(2,497,961)	(1,984,510)
Net change in net unrealized
appreciation (depreciation)	2,018,777	(3,155,769)	(212,305)	(618,999)	1,086,279	387,617
Net increase (decrease)
in net assets resulting
from operations	2,889,018	(994,844)	1,347,905	(747,865)	(1,137,146)	(1,185,219)

Dividends to Shareholders from:
Net investment income	(881,676)	(931,541)	(237,312)	(24,415)	(359,750)	(254,722)

Capital Share Transactions
Proceeds from shares created	66,157,512	95,451,489	40,021,900	3,815,973	931,445	—
Cost of shares redeemed	(68,956,992)	(76,052,862)	(21,348,239)	(14,984,498)	(4,655,665)	(967,252)
Net increase (decrease) from
capital share transactions	(2,799,480)	19,398,627	18,673,661	(11,168,525)	(3,724,220)	(967,252)
Total increase (decrease)
in net assets	(792,138)	17,472,242	19,784,254	(11,940,805)	(5,221,116)	(2,407,193)

Net Assets
Beginning of year	85,510,745	68,038,503	14,078,082	26,018,887	13,869,855	16,277,048
End of year	$84,718,607	$85,510,745	$33,862,336	$14,078,082	$8,648,739	$13,869,855
Including undistributed
(accumulated) net investment
income (loss) as follows:	$1,139,367	$845,771	$(22,005)	$240,510	$157,260	$233,628

Changes in Shares Outstanding
Shares outstanding, beginning
of year	3,000,000	2,350,000	550,000	1,000,000	650,000	700,000
Shares created	2,300,000	3,250,000	1,500,000	150,000	50,000	—
Shares redeemed	(2,400,000)	(2,600,000)	(800,000)	(600,000)	(250,000)	(50,000)
Shares outstanding,
end of year	2,900,000	3,000,000	1,250,000	550,000	450,000	650,000

See notes to financial statements.

56

Statements of Changes in Net Assets (continued)

	IQ Canada Small Cap ETF		IQ Global Agribusiness Small Cap ETF		IQ Global Oil Small Cap ETF
	For the Year Ended April 30,		For the Year Ended April 30,		For the Year Ended April 30,
	2014	2013	2014	2013	2014	2013
Increase (Decrease) in Net
Assets from Operations
Net investment income	$217,528	$267,741	$429,356	$446,023	$18,899	$22,621
Net realized gain (loss)	(2,757,447)	(6,683,254)	713,593	(497,987)	(21,050)	(71,687)
Net change in net unrealized
appreciation (depreciation)	4,496,333	2,320,164	145,328	2,660,753	357,366	168,608
Net increase (decrease)
in net assets resulting
from operations	1,956,414	(4,095,349)	1,288,277	2,608,789	355,215	119,542

Dividends to Shareholders from:
Net investment income	(232,680)	(739,738)	(569,025)	(519,028)	(15,442)	(45,351)

Capital Share Transactions
Proceeds from shares created	—	—	7,949,938	7,431,880	920,290	3,527,959
Cost of shares redeemed	(1,042,622)	(10,592,646)	(20,074,172)	(12,253,168)	(920,290)	(4,302,358)
Net increase (decrease) from
capital share transactions	(1,042,622)	(10,592,646)	(12,124,234)	(4,821,288)	—	(774,399)
Total increase (decrease)
in net assets	681,112	(15,427,733)	(11,404,982)	(2,731,527)	339,773	(700,208)

Net Assets
Beginning of year	15,981,388	31,409,121	36,977,139	39,708,666	1,936,428	2,636,636
End of year	$16,662,500	$15,981,388	$25,572,157	$36,977,139	$2,276,201	$1,936,428
Including undistributed
(accumulated) net investment
income (loss) as follows:	$(260,163)	$(305,329)	$32,539	$44,802	$(6,304)	$(8,198)

Changes in Shares Outstanding
Shares outstanding, beginning
of year	750,000	1,200,000	1,400,000	1,600,000	100,000	150,000
Shares created	—	—	300,000	300,000	50,000	200,000
Shares redeemed	(50,000)	(450,000)	(750,000)	(500,000)	(50,000)	(250,000)
Shares outstanding,
end of year	700,000	750,000	950,000	1,400,000	100,000	100,000

See notes to financial statements.

57

Statements of Changes in Net Assets (continued)

	IQ U.S. Real Estate Small Cap ETF
	For the Year Ended April 30,
	2014	2013
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,335,779	$1,019,402
Net realized gain	1,610,473	4,695,817
Net change in net unrealized appreciation (depreciation)	(5,011,453)	3,970,967
Net increase (decrease) in net assets resulting from operations	(1,065,201)	9,686,186

Dividends and Distributions Shareholders from:
Net investment income	(2,286,196)	(1,240,905)
Return of Capital	(1,208,211)	—
Total Dividends and Distributions	(3,494,407)	(1,240,905)

Capital Share Transactions
Proceeds from shares created	27,755,277	58,516,286
Cost of shares redeemed	(29,241,447)	(41,438,793)
Net increase (decrease) from capital share transactions	(1,486,170)	17,077,493
Total increase (decrease) in net assets	(6,045,778)	25,522,774

Net Assets
Beginning of year	58,191,625	32,668,851
End of year	$52,145,847	$58,191,625
Including undistributed (accumulated) net investment income (loss) as follows:	$2,019	$—

Changes in Shares Outstanding
Shares outstanding, beginning of year	2,150,000	1,600,000
Shares created	1,100,000	2,450,000
Shares redeemed	(1,200,000)	(1,900,000)
Shares outstanding, end of year	2,050,000	2,150,000

See notes to financial statements.

58

Financial Highlights
Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Multi-Strategy Tracker ETF					IQ Hedge Macro Tracker ETF
	For the Year Ended April 30,					For the Year Ended April 30,				For the Period June 8, 2009[1] to April 30, 2010
	2014	2013	2012	2011	2010	2014	2013	2012	2011
Net asset value, beginning
of period	$28.41	$27.66	$27.86	$27.21	$25.41	$26.90	$27.28	$28.30	$26.54	$25.00

Income from Investment
Operations
Net Investment Income[2]	0.33	0.34	0.43	0.61	0.52	0.36	0.38	0.39	0.38	0.26
Net realized and unrealized
gain (loss) on investments	0.88	0.69	(0.27)	0.45	1.51	(0.62)	(0.29)	(1.14)	1.53	1.53
Distributions of net realized gains from investments in other investment companies	0.01	0.03	0.01	0.00[3]	—	0.02	0.01	0.00 [3]	0.00 [3]	—
Net increase (decrease) in
net assets resulting from
investment operations	1.22	1.06	0.17	1.06	2.03	(0.24)	0.10	(0.75)	1.91	1.79

Distributions from:
Net investment income	(0.37)	(0.31)	(0.37)	(0.41)	(0.23)	(0.16)	(0.48)	(0.27)	(0.15)	(0.25)
Total distributions from net
investment income and
realized gains	(0.37)	(0.31)	(0.37)	(0.41)	(0.23)	(0.16)	(0.48)	(0.27)	(0.15)	(0.25)
Net asset value,
end of period	$29.26	$28.41	$27.66	$27.86	$27.21	$26.50	$26.90	$27.28	$28.30	$26.54

Total Return
Total investment return based
on net asset value[5]	4.30%[6]	3.85%	0.65%	3.95%	8.00%	(0.90)%	0.36%	(2.61)%	7.21%	7.16%

Ratios/Supplemental Data
Net assets, end of period
(000’s omitted)	$722,844	$383,501	$196,415	$131,077	$92,639	$26,504	$63,225	$50,476	$28,302	$10,614
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%	0.77%	0.77%	0.75%	0.75%	0.75%	0.77%	0.76%[7]
Net investment income	1.16%	1.22%	1.57%	2.23%	1.93%	1.37%	1.39%	1.44%	1.41%	1.10%[7]
Portfolio turnover rate[8]	119%	159%	90%	145%	169%	58%	146%	108%	54%	77%

See footnotes on page 63

See notes to financial statements.

59

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Market Neutral Tracker ETF		IQ Real Return ETF
	For the Year Ended April 30, 2014	For the Period October 4, 2012[1] to April 30, 2013	For the Year Ended April 30,				For the Period October 26, 2009[1] to April 30, 2010
			2014	2013	2012	2011
Net asset value, beginning of period	$25.69	$24.98	$26.50	$26.23	$25.63	$24.99	$25.00

Income from Investment Operations
Net investment income (loss)[2]	0.16	0.06	0.09	0.06	(0.01)	(0.08)	(0.02)
Net realized and unrealized gain (loss)
on investments	0.12	0.68	(0.23)	0.23	0.66	0.72	0.01
Distributions of net realized gains
from investments in other
investment companies	0.02	0.03	—	—	—	—	—
Net increase (decrease) in net assets
resulting from investment operations	0.30	0.77	(0.14)	0.29	0.65	0.64	(0.01)

Distributions from:
Net investment income	(0.22)	(0.06)	(0.03)	(0.02)	—	(0.00)[4]	—
Net realized gains	—	—	—	—	(0.05)	—	—
Total distributions from net investment
income and realized gains	(0.22)	(0.06)	(0.03)	(0.02)	(0.05)	(0.00)[4]	—
Net asset value, end of period	$25.77	$25.69	$26.33	$26.50	$26.23	$25.63	$24.99

Total Return
Total investment return based on
net asset value[5]	1.17%	3.10%	(0.54)%	1.09%	2.56%	2.58%	(0.04)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,748	$5,137	$26,329	$60,954	$27,543	$12,815	$13,744
Ratio to average net assets of:
Expenses	0.75%	0.76%[7]	0.48%	0.48%	0.48%	0.49%	0.50%[7]
Net investment income (loss)	0.64%	0.40%[7]	0.36%	0.23%	(0.05)%	(0.32)%	(0.14)%[7]
Portfolio turnover rate[8]	51%	29%	45%	72%	62%	52%	44%

See footnotes on page 63

See notes to financial statements.

60

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Global Resources ETF					IQ Merger Arbitrage ETF
	For the Year Ended April 30,				For the Period October 26, 2009[1] to April 30, 2010	For the Year Ended April 30,				For the Period November 16, 2009[1] to April 30, 2010
	2014	2013	2012	2011		2014	2013	2012	2011
Net asset value, beginning
of period	$28.50	$28.95	$33.27	$27.50	$25.00	$25.60	$26.02	$25.47	$26.34	$25.00

Income from Investment
Operations
Net investment income (loss)[2]	0.41	0.40	0.39	0.29	0.12	0.03	0.09	(0.03)	0.01	0.03
Net realized and unrealized
gain (loss) on investments	0.61	(0.48)	(4.17)	5.78	2.42	1.72	(0.46)	0.58	(0.55)	1.31
Net increase (decrease) in
net assets resulting from
investment operations	1.02	(0.08)	(3.78)	6.07	2.54	1.75	(0.37)	0.55	(0.54)	1.34

Distributions from:
Net investment income	(0.31)	(0.37)	(0.20)	(0.12)	(0.04)	(0.26)	(0.05)	—	(0.01)	(0.00)[4]
Net realized gains	—	—	(0.34)	(0.18)	—	—	—	—	(0.32)	—
Total distributions from net
investment income and
realized gains	(0.31)	(0.37)	(0.54)	(0.30)	(0.04)	(0.26)	(0.05)	—	(0.33)	(0.00)[4]
Net asset value, end
of period	$29.21	$28.50	$28.95	$33.27	$27.50	$27.09	$25.60	$26.02	$25.47	$26.34

Total Return
Total investment return
based on net
asset value[5]	3.61%[6]	(0.35)%	(11.30)%	22.17%	10.18%	6.88%	(1.42)%	2.16%	(2.03)%	5.37%

Ratios/Supplemental Data
Net assets, end of period
(000’s omitted)	$84,719	$85,511	$68,039	$79,854	$8,249	$33,862	$14,078	$26,019	$22,921	$31,602
Ratio to average net
assets of:
Expenses	0.75%	0.76%	0.75%	0.76%	0.79%[7]	0.75%	0.76%	0.75%	0.76%	0.77%[7]
Net investment income (loss)	1.45%	1.39%	1.31%	0.94%	0.93%[7]	0.13%	0.36%	(0.11)%	0.04%	0.22%[7]
Portfolio turnover rate[8]	116%	119%	178%	117%	158%	353%	374%	365%	365%	141%

See footnotes on page 63

See notes to financial statements.

61

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Australia Small Cap ETF					IQ Canada Small Cap ETF
	For the Year Ended April 30,				For the Period March 22, 2010[1] to April 30, 2010	For the Year Ended April 30,				For the Period March 22, 2010[1] to April 30, 2010
	2014	2013	2012	2011		2014	2013	2012	2011
Net asset value, beginning
of period	$21.34	$23.25	$30.94	$25.64	$25.00	$21.31	$26.17	$35.44	$26.02	$25.00

Income from Investment
Operations
Net investment income
(loss)[2]	0.53	0.62	0.64	1.03	0.03	0.29	0.28	0.16	0.14	(0.01)
Net realized and unrealized
gain (loss) on investments	(1.93)	(2.14)	(5.71)	4.76	0.61	2.51	(4.27)	(9.12)	9.75	1.03
Net increase (decrease) in
net assets resulting from
investment operations	(1.40)	(1.52)	(5.07)	5.79	0.64	2.80	(3.99)	(8.96)	9.89	1.02

Distributions from:
Net investment income	(0.72)	(0.39)	(1.77)	(0.45)	—	(0.31)	(0.87)	(0.31)	(0.47)	—
Net realized gains	—	—	(0.85)	(0.04)	—	—	—	—	—	—
Total distributions from net
investment income and
realized gains	(0.72)	(0.39)	(2.62)	(0.49)	—	(0.31)	(0.87)	(0.31)	(0.47)	—
Net asset value, end
of period	$19.22	$21.34	$23.25	$30.94	$25.64	$23.80	$21.31	$26.17	$35.44	$26.02

Total Return
Total investment return based
on net asset value[5]	(6.32)%	(6.51)%	(15.08)%	22.71%	2.56%	13.32%	(15.49)%	(25.24)%	38.15%	4.08%

Ratios/Supplemental Data
Net assets, end of period
(000’s omitted)	$8,649	$13,870	$16,277	$43,323	$8,973	$16,663	$15,981	$31,409	$120,492	$9,107
Ratio to average net
assets of:
Expenses	0.69%	0.69%	0.69%	0.69%	0.71%[7]	0.69%	0.70%	0.69%	0.69%	0.71%[7]
Net investment income
(loss)	2.84%	2.98%	2.49%	3.72%	1.09%[7]	1.37%	1.21%	0.55%	0.44%	(0.20)%[7]
Portfolio turnover rate[8]	31%	29%	42%	49%	0%	38%	41%	37%	52%	0%

See footnotes on page 63

See notes to financial statements.

62

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Global Agribusiness Small Cap ETF				IQ Global Oil Small Cap ETF			IQ U.S. Real Estate Small Cap ETF
	For the Year Ended April 30,			For the Period March 21, 2011[1] to April 30, 2011	For the Year Ended April 30,		For the Period May 4, 2011[1] to April 30, 2012	For the Year Ended April 30,		For the Period June 13, 2011[1] to April 30, 2012
	2014	2013	2012		2014	2013		2014	2013
Net asset value, beginning
of period	$26.41	$24.82	$27.42	$25.40	$19.36	$17.58	$19.56	$27.07	$20.42	$19.91

Income from Investment
Operations
Net investment income[2]	0.35	0.31	0.22	0.06	0.19	0.15	0.21	1.22	0.83	0.73
Net realized and unrealized
gain (loss) on investments	0.58	1.64	(2.61)	1.96	3.36	1.93	(2.07)	(0.96)	7.00	0.37
Net increase (decrease) in
net assets resulting from
investment operations	0.93	1.95	(2.39)	2.02	3.55	2.08	(1.86)	0.26	7.83	1.10

Distributions from:
Net investment income	(0.42)	(0.36)	(0.21)	—	(0.15)	(0.30)	(0.12)	(1.24)	(1.18)	(0.59)
Net realized gains	—	—	—	—	—	—	—	—	—	—
Return of capital	—	—	—	—	—	—	—	(0.65)	—	—
Total distributions from net
investment income and
realized gains	(0.42)	(0.36)	(0.21)	—	(0.15)	(0.30)	(0.12)	(1.89)	(1.18)	(0.59)
Net asset value, end
of period	$26.92	$26.41	$24.82	$27.42	$22.76	$19.36	$17.58	$25.44	$27.07	$20.42

Total Return
Total investment return based
on net asset value[5]	3.50%	7.91%	(8.64)%	7.95%	18.44%	12.09%	(9.40)%	1.65%	39.85%	6.05%

Ratios/Supplemental Data
Net assets, end of period
(000’s omitted)	$25,572	$36,977	$39,709	$54,839	$2,276	$1,936	$2,637	$52,146	$58,192	$32,669
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%	0.75%[7]	0.76%	0.76%	0.75%[6]	0.69%	0.69%	0.69%[7]
Net investment income	1.29%	1.24%	0.89%	1.96%[7]	0.93%	0.86%	1.22%[6]	4.91%	3.70%	4.43%[7]
Portfolio turnover rate[8]	25%	17%	26%	0%	42%	30%	10%	35%	16%	11%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Less than $0.005 per share.
[4]	Greater than $(0.005) per share.
[5]	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
[6]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
[7]	Annualized.
[8]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

63

Notes to Financial Statements
April 30, 2014

1. ORGANIZATION

IndexIQ ETF Trust (the “Trust”) was organized as a Delaware statutory trust on July 1, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as a non-diversified, open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is currently comprised of eleven operational funds (collectively, the “Funds” and each individually, a “Fund”): IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Real Return ETF, IQ Global Resources ETF, IQ Merger Arbitrage ETF, IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF and IQ U.S. Real Estate Small Cap ETF. The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices. The IQ Hedge Multi-Strategy Tracker ETF commenced operations on March 24, 2009; IQ Hedge Macro Tracker ETF commenced operations on June 8, 2009; IQ Hedge Market Neutral Tracker ETF commenced operations on October 4, 2012; IQ Real Return ETF and IQ Global Resources ETF commenced operations on October 26, 2009; IQ Merger Arbitrage ETF commenced operations on November 16, 2009; IQ Australia Small Cap ETF and IQ Canada Small Cap ETF commenced operations on March 22, 2010; IQ Global Agribusiness Small Cap ETF commenced operations on March 21, 2011; IQ Global Oil Small Cap ETF commenced operations on May 4, 2011; and IQ U.S. Real Estate Small Cap ETF commenced operations on June 13, 2011.

The investment objective of the IQ Hedge Multi-Strategy Tracker ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hedge Multi-Strategy Index, developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors, LLC (the “Advisor”), the Funds’ investment advisor. The objective of the IQ Hedge Multi-Strategy Index is to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of hedge funds that employ various hedge fund investment styles, which may include but are not limited to global macro, long/short, event-driven, market neutral, emerging markets, fixed-income arbitrage and other strategies commonly used by hedge fund managers.

The investment objective of the IQ Hedge Macro Tracker ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hedge Macro Index, developed by IndexIQ. The objective of the IQ Hedge Macro Index is to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of a combination of hedge funds pursuing a macro strategy and hedge funds pursuing an emerging markets strategy.

The investment objective of the IQ Hedge Market Neutral Tracker ETF is to seek results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hedge Market Neutral Index, developed by IndexIQ. The objective of the IQ Hedge Market Neutral Index is to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of hedge funds pursuing a market neutral strategy.

The investment objective of the IQ Real Return ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Real Return Index, developed by IndexIQ. The objective of the IQ Real Return Index is to provide investors with a hedge against the U.S. inflation rate by providing a “real return” or a return above the rate of inflation, as represented by the Consumer Price Index, a leading government measure of inflation in the U.S. economy.

The investment objective of the IQ Global Resources ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Global Resources Index, developed by IndexIQ. The objective of the IQ Global Resources Index is to use momentum and valuation factors to identify global companies that operate in commodity-specific market segments and whose equity securities trade in developed markets, including the U.S.

The investment objective of the IQ Merger Arbitrage ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Merger Arbitrage Index, developed by IndexIQ. The objective of the IQ Merger Arbitrage Index is to seek to identify investment opportunities in the acquisition and merger market segment globally.

The investment objective of the IQ Australia Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Australia Small Cap Index, developed

64

Notes to Financial Statements (continued)
April 30, 2014

by IndexIQ. The objective of the IQ Australia Small Cap Index is to track the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Australia.

The investment objective of the IQ Canada Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Canada Small Cap Index, developed by IndexIQ. The objective of the IQ Canada Small Cap Index is to track the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Canada.

The investment objective of the IQ Global Agribusiness Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Global Agribusiness Small Cap Index, developed by IndexIQ. The objective of the IQ Global Agribusiness Small Cap Index is to track the overall performance of the global small capitalization sector of publicly traded companies engaged in the agribusiness sector.

The investment objective of the IQ Global Oil Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Global Oil Small Cap Index, developed by IndexIQ. The objective of the IQ Global Oil Small Cap Index is to track the overall performance of the global small cap companies engaged in the oil sector, including in the areas of exploration and production, refining and marketing, and equipment, services and drilling.

The investment objective of the IQ U.S. Real Estate Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ U.S. Real Estate Small Cap Index, developed by IndexIQ. The objective of the IQ U.S. Real Estate Small Cap Index is to track the overall performance of the small capitalization U.S. real estate companies.

Investors may find the financial statements of any issuer whose securities represent a significant amount of a Fund’s assets on the SEC’s website (www.sec.gov).

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

These financial statements are prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds:

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Investment Valuation

According to the Registration Statement, the net asset value (“NAV”) of the Shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places. For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available will be valued at market value. Market value will generally be determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

In calculating NAV, the Fund’s exchange-traded Equity Securities will be valued at market value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation or, if no sale has occurred, at the last quoted mid price on the primary market or exchange on which they are traded. Investment company securities (other than ETFs) will be valued at NAV.

65

Notes to Financial Statements (continued)
April 30, 2014

Unsponsored depositary receipts will be valued at the last quoted mid price. Debt Securities will be valued using market quotations when available or other equivalent indications of value provided by an independent third-party pricing service. Short-term Debt Instruments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value.

A swap on an exchange-listed security or securities is valued at the last reported sale price of the swap’s underlying security or securities on the exchange where the security or securities is primarily traded, or if no sale price is available, at the mid price of the security or securities underlying the swap on the exchange where the security is primarily traded. A swap on an index is valued based on the publicly available index price. The index price, in turn, is determined by the applicable index calculation agent, which generally values the securities underlying the index at the last reported sale price.

Futures contracts will be valued at the settlement or closing price determined by the applicable exchange. Exchange-traded option contracts, including options futures and swaps, will be valued at their most recent sale price. If no such sales are reported, these contracts will be valued at their last traded price.

OTC-traded Financial Instruments, including OTC-traded options, forwards and currency-related derivatives, will normally be valued on the basis of quotes obtained from a third party broker-dealer who makes markets in such securities or on the basis of quotes obtained from an independent third-party pricing service.

Foreign securities and instruments will be valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies will be translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by the London Stock Exchange.

When market quotations are not readily available, are deemed unreliable or do not reflect material events occurring between the close of local markets and the time of valuation, investments will be valued using fair value pricing as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. According to the Registration Statement, the NAV will be calculated by the Administrator and determined each Business Day as of the close of regular trading on the Exchange (ordinarily 4:00 p.m., Eastern time (“E.T.”). The Shares of the Fund will not be priced on days on which the Exchange is closed for trading.

Under normal conditions, the Fund invests cash collateral from securities lending activities into BNY Mellon Overnight Government Fund (“BNY Mellon Overnight Government”). The BNY Mellon Overnight Government’s investment objective is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Overnight Government has no redemption restrictions and is valued at the daily NAV.

Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

Fair Value Measurement

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that

66

Notes to Financial Statements (continued)
April 30, 2014

valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. IndexIQ may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. IndexIQ representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transfers between levels, if any, are considered to have occurred at the beginning of the reporting period. Significant transfers between levels and the reasons for these transfers are detailed in the tables below.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of April 30, 2014 in valuing the Funds’ assets and liabilities carried at fair value:

	Level 1	Level 2		Level 3	Total
IQ Hedge Multi-Strategy Tracker ETF
Assets
Investment Companies*	$699,874,943	$—		$—	$699,874,943
Other Financial Instruments	—	—	**	—	—
Short-Term Investments	105,425,189	—		—	105,425,189
Total	$805,300,132	$—		$—	$805,300,132
Liabilities
Other Financial Instrument	—	—	**	—	—
Total	$—	$—		$—	$—
IQ Hedge Macro Tracker ETF
Assets
Investment Companies*	$26,244,534	$—		$—	$26,244,534
Other Financial Instruments	—	—	**	—	—
Short-Term Investments	8,766,085	—		—	8,766,085
Total	$35,010,619	$—		$—	$35,010,619
Liabilities
Other Financial Instrument	—	—	**	—	—
Total	$—	$—		$—	$—
IQ Hedge Market Neutral Tracker ETF
Assets
Investment Companies*	$16,153,364	$—		$—	$16,153,364
Other Financial Instruments	—	—	**	—	—
Short-Term Investments	613,774	—		—	613,774
Total	$16,767,138	$—		$—	$16,767,138
Liabilities
Other Financial Instrument	—	—	**	—	—
Total	$—	$—		$—	$—
IQ Real Return ETF
Assets
Investment Companies*	$26,195,072	$—		$—	$26,195,072
Short-Term Investments	4,788,884	—		—	4,788,884
Total	$30,983,956	$—		$—	$30,983,956

67

Notes to Financial Statements (continued)
April 30, 2014

	Level 1	Level 2	Level 3	Total
IQ Global Resources ETF
Assets
Common Stocks†	$76,440,406	$—	$216,410	$76,656,816
Short-Term Investments	10,924,588	—	—	10,924,588
Total	$87,364,994	$—	$216,410	$87,581,404
Liabilities
Other Financial Instruments	(212,843)	—	—	(212,843)
Total	$(212,843)	$—	$—	$(212,843)
IQ Merger Arbitrage ETF
Assets
Common Stocks*	$24,741,376	$74,322	$382	$24,816,080
Right***	—	—	—	—
Short-Term Investments	8,724,222	—	—	8,724,222
Total	$33,465,598	$74,322	$382	$33,540,302
Liabilities
Other Financial Instruments**	(152,139)	—	—	(152,139)
Total	$(152,139)	$—	$—	$(152,139)
IQ Australia Small Cap ETF
Assets
Common Stocks*	$8,527,484	$24,364	$—	$8,551,848
Right	—	4,919	—	4,919
Short-Term Investments	724,700	—	—	724,700
Total	$9,252,184	$29,283	$—	$9,281,467
IQ Canada Small Cap ETF
Assets
Common Stocks*	$16,508,590	$—	$3,291	$16,511,881
Short-Term Investments	1,437,402	—	—	1,437,402
Total	$17,945,992	$—	$3,291	$17,949,283
IQ Global Agribusiness Small Cap ETF
Assets
Common Stocks†	$25,413,523	$—	$—	$25,413,523
Short-Term Investments	2,685,886	—	—	2,685,886
Total	$28,099,409	$—	$—	$28,099,409
IQ Global Oil Small Cap ETF
Assets
Common Stocks†	$2,266,566	$—	$—	$2,266,566
Short-Term Investments	175,176	—	—	175,176
Total	$2,441,742	$—	$—	$2,441,742
IQ U.S. Real Estate Small Cap ETF
Assets
Common Stocks*	$51,852,160	$—	$—	$51,852,160
Short-Term Investments	2,142,293	—	—	2,142,293
Total	$53,994,453	$—	$—	$53,994,453

*	Please refer to the Schedules of Investments to view securities segregated by industry type.
**	Other financial instruments, including swap transactions and futures contracts, are valued at the net unrealized appreciation (depreciation) on the instrument.
***	Include level 3 security valued at $0.
†	Please refer to the Schedules of Investments to view securities segregated by country.

No transfers between Level 1 and Level 2 fair value measurements occurred during the year ended April 30, 2014.

68

Notes to Financial Statements (continued)
April 30, 2014

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in the determining fair value. All transfers in and out of Level 3 are done using the beginning of period method.

	IQ Global Resources ETF	IQ Merger Arbitrage ETF**	IQ Canada Small Cap ETF
Common Stock
Balance as of April 30, 2013	$—	$—	$—
Purchases	—	645	—
Sales	—	—	—
Transfer in	365,825	—	3,591
Realized gain (loss)	—	—	—
Change in unrealized depreciation	(149,415)	(263)	(300)
Balance as of April 30, 2014	216,410	382	3,291
Net change in unrealized appreciation/depreciation from
investments still held as of April 30, 2014 was:	$(149,415)	$(263)	$(300)

** Includes level 3 security valued at $0

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), by distributing substantially all of its net investment income and net realized gains to shareholders. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends’ paid deduction. Under the Code taxable net realized gains from investment transactions reduced by capital loss carryforwards, if any, are declared and distributed to shareholder at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Code. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as an expense in the current year. If applicable, the Funds will recognize interest expense and penalties in “Miscellaneous” expenses on the Statement of Operations. The Funds have concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The returns of the Funds for the period from April 30, 2011 through April 30, 2014 are open for examination.

69

Notes to Financial Statements (continued)
April 30, 2014

Cash Equivalents

Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired, and are disclosed as Short-Term Investments in the Schedules of Investments.

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized and unrealized gains/(losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

Securities Lending

Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and /or high grade debt obligations, equivalent to at least 100% of the market value of securities loaned, is maintained at all times. Cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations. The value of loaned securities and related collateral outstanding at April 30, 2014 are shown on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities.

Master Netting Arrangements

In December 2011, with clarification in January 2013, the Financial Accounting Standard Broad (“FASB”) issued guidance that expands disclosure requirements with respect to the offsetting of certain assets and liabilities. The fund adopted these disclosure provisions during the current reporting period. These disclosures are required for certain investments, including securities lending and derivative financial instruments subject to master netting arrangements (“MNA”) or similar agreements which are eligible for offsetting in the Statements of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments.

70

Notes to Financial Statements (continued)
April 30, 2014

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The following is a summary of the fair value of derivative instruments subject to the Master Netting Agreements and collateral pledged (received) if any, at April 30, 2014.

	Assets				Liabilities
Fund	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Received		Net Amount	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Pledged		Net Amount
Futures:
IQ Global Resources ETF	$—	$—	[1]	$—	$(56,725)	$56,725	[1,2]	$—
IQ Merger Arbitrage ETF	—	—	[1]	—	(43,280)	43,280	[1,2]	—
Swaps:[3]
IQ Hedge Multi-Strategy
Tracker ETF	$—	$—	[1,2]	$—	$—	$—	[1,2]	$—
IQ Hedge Macro
Tracker ETF	—	—	[1,2]	—	—	—	[1,2]	—
IQ Hedge Market
Neutral Tracker ETF	—	—	[1,2]	—	—	—	[1,2]	—

1	Positive net exposure represents amounts due from counterparty. Negative exposure represents amounts due from the Funds. The counterparty for all derivative instruments is Morgan Stanley & Co. LLC.
2	The amount of collateral presented is limited such that the net amount cannot be less than zero.
3	Contains swap contracts which are valued at the unrealized appreciation (depreciation) on the instrument, which is zero.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

71

Notes to Financial Statements (continued)
April 30, 2014

For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of April 30, 2014, the impact of netting of assets and liabilities and offsetting of collateral pledged or received based on contractual netting provisions in the Lending Agreement are detailed in the following table:

	Assets			Liabilities
Fund	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Received	Net Amount	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
IQ Hedge Multi-Strategy
Tracker ETF	$100,489,810	$(100,489,810)[1,2]	$—	$—	$—	$—
IQ Hedge Macro
Tracker ETF	8,394,586	(8,394,586)[1]	—	—	—	—
IQ Hedge Market Neutral
Tracker ETF	329,492	(329,492)[1]	—	—	—	—
IQ Real Return ETF	6,718,173	(6,718,173)[1,2]	—	—	—	—
IQ Global
Resources ETF	3,618,898	(3,618,898)[1]	—	—	—	—
IQ Merger
Arbitrage ETF	1,376,777	(1,376,777)[1]	—	—	—	—
IQ Australia Small
Cap ETF	680,081	(680,081)[1]	—	—	—	—
IQ Canada Small
Cap ETF	1,359,744	(1,359,744)[1]	—	—	—	—
IQ Global Agribusiness
Small Cap ETF	2,416,098	(2,416,098)[1]	—	—	—	—
IQ Global Oil Small
Cap ETF	156,467	(156,467)[1]	—	—	—	—
IQ U.S. Real Estate Small
Cap ETF	1,813,262	(1,813,262)[1]	—	—	—	—

1	The amount of collateral presented is limited such that the net amount cannot be less than zero.
2	Includes the value of securities received as collateral which are not shown on the Statement of Assets and Liabilities because the Fund does not have the right to sell or repledge the securities as collateral.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all of their net investment income to shareholders in the form of dividends.

72

Notes to Financial Statements (continued)
April 30, 2014

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Agreement

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”) the Funds pay the Advisor an advisory fee, based on the average daily net assets of each Fund, at the following annual rates:

Fund	Rate
IQ Hedge Multi-Strategy Tracker ETF	0.75%
IQ Hedge Macro Tracker ETF	0.75%
IQ Hedge Market Neutral Tracker ETF	0.75%
IQ Real Return ETF	0.48%
IQ Global Resources ETF	0.75%
IQ Merger Arbitrage ETF	0.75%
IQ Australia Small Cap ETF	0.69%
IQ Canada Small Cap ETF	0.69%
IQ Global Agribusiness Small Cap ETF	0.75%
IQ Global Oil Small Cap ETF	0.75%
IQ U.S. Real Estate Small Cap ETF	0.69%

Such fee is accrued daily and paid monthly.

The Advisor has agreed to pay all expenses of the Funds, except brokerage and other transaction expenses; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Funds’ chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder.

Distribution

ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Services Agreement. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.10% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. Under the terms of this agreement, the Advisor pays the Funds’ Administrative, Custody and Transfer Agency fees. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

4. ORGANIZATIONAL AND OFFERING COSTS

Expenses incurred in connection with organizing and the offering of the Trust and the Funds were paid by the Advisor. The Funds do not have an obligation to reimburse the Advisor or its affiliates for organizational and offering expenses paid on their behalf.

5. CAPITAL SHARE TRANSACTIONS

As of April 30, 2014, there was an unlimited number of no par value shares of beneficial interest authorized by the Trust. Shares are created and redeemed on a continuous basis at NAV only in groups of 50,000 shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing

73

Notes to Financial Statements (continued)
April 30, 2014

Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

6. FEDERAL INCOME TAX

At April 30, 2014, the cost of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ Hedge Multi-Strategy Tracker ETF	$798,587,065	$10,247,659	$(3,534,592)	$6,713,067
IQ Hedge Macro Tracker ETF	35,268,703	4,919,220	(5,177,304)	(258,084)
IQ Hedge Market Neutral Tracker ETF	16,806,451	8,738,536	(8,777,849)	(39,313)
IQ Real Return ETF	30,593,606	494,764	(104,414)	390,350
IQ Global Resources ETF	90,925,968	2,669,540	(6,014,104)	(3,344,564)
IQ Merger Arbitrage ETF	33,286,573	668,862	(415,133)	253,729
IQ Australia Small Cap ETF	10,101,416	1,109,656	(1,929,605)	(819,949)
IQ Canada Small Cap ETF	19,809,358	2,381,651	(4,241,726)	(1,860,075)
IQ Global Agribusiness Small Cap ETF	28,894,891	2,781,256	(3,576,738)	(795,482)
IQ Global Oil Small Cap ETF	2,341,909	324,445	(224,612)	99,833
IQ U.S. Real Estate Small Cap ETF	53,289,985	3,795,856	(3,091,388)	704,468

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals, pass through investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies held at April 30, 2014.

At April 30, 2014, the Components of Undistributed (Accumulated) Earnings (Losses) on a tax-basis were as follows:

Fund	Undistributed Net Investment Income	Other Losses	Net Unrealized Appreciation/ (Depreciation)	Total Earnings/ (Losses)
IQ Hedge Multi-Strategy Tracker ETF	$7,237,202	$(27,876,725)	$6,713,067	$(13,926,456)
IQ Hedge Macro Tracker ETF	28,661	(4,820,601)	(258,084)	(5,050,024)
IQ Hedge Market Neutral Tracker ETF	(58,794)	(119,926)	(39,313)	(218,033)
IQ Real Return ETF	—	(1,704,050)	390,350	(1,313,700)
IQ Global Resources ETF	1,147,048	(26,096,495)	(3,343,773)	(28,293,220)
IQ Merger Arbitrage ETF	(22,200)	(2,626,251)	253,046	(2,395,405)
IQ Australia Small Cap ETF	351,604	(7,027,780)	(820,031)	(7,496,207)
IQ Canada Small Cap ETF	58,331	(14,781,784)	(1,859,159)	(16,582,612)
IQ Global Agribusiness Small Cap ETF	83,386	(5,985,006)	(795,418)	(6,697,038)
IQ Global Oil Small Cap ETF	6,062	(266,186)	100,252	(159,872)
IQ U.S. Real Estate Small Cap ETF	—	(1,850,722)	704,468	(1,146,254)

The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including foreign currency contracts, swap contracts and post-October losses.

74

Notes to Financial Statements (continued)
April 30, 2014

At April 30, 2014, the effect of permanent book/tax reclassifications resulted in increases(decreases) to the components of net assets were as follows:

Fund	Undistributed Net Investment Income/ (Accumulated Net Investment Loss)	Accumulated Net Realized Gain/(Loss) on Investments	Paid-in Capital
IQ Hedge Multi-Strategy Tracker ETF	$8,885,160	$(30,928,230)	$22,043,070
IQ Hedge Macro Tracker ETF	18,888	(480,828)	461,940
IQ Hedge Market Neutral Tracker ETF	270,364	(743,925)	473,561
IQ Real Return ETF	54,461	(713,086)	658,625
IQ Global Resources ETF	(12,308)	(6,370,848)	6,383,156
IQ Merger Arbitrage ETF	(52,534)	(1,623,497)	1,676,031
IQ Australia Small Cap ETF	8,846	259,035	(267,881)
IQ Canada Small Cap ETF	60,318	19,278	(79,596)
IQ Global Agribusiness Small Cap ETF	127,406	(2,833,597)	2,706,191
IQ Global Oil Small Cap ETF	(1,563)	(48,162)	49,725
IQ U.S. Real Estate Small Cap ETF	1,160,647	(3,101,661)	1,941,014

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the tax treatment of foreign currency gains and losses, investments in passive foreign investment companies, publicly traded partnerships, grantors trusts, real estate investment trusts, regulated investment companies, swap, redemptions in-kind and deemed distribution on shareholder redemption.

The tax character of distributions paid during the years ended April 30, 2014 and 2013 were as follows:

	2014		2013
Fund	Ordinary Income	Tax Return of Capital	Ordinary Income	Long-Term Capital Gains
IQ Hedge Multi-Strategy Tracker ETF	$7,853,060	$—	$3,493,395	$—
IQ Hedge Macro Tracker ETF	203,047	—	678,020	—
IQ Hedge Market Neutral Tracker ETF	163,748	—	19,014	—
IQ Real Return ETF	24,255	—	23,359	—
IQ Global Resources ETF	881,676	—	931,541	—
IQ Merger Arbitrage ETF	237,312	—	24,415	—
IQ Australia Small Cap ETF	359,750	—	254,722	—
IQ Canada Small Cap ETF	232,680	—	739,738	—
IQ Global Agribusiness Small Cap ETF	569,025	—	519,028	—
IQ Global Oil Small Cap ETF	15,442	—	45,351	—
IQ U.S. Real Estate Small Cap ETF	2,286,196	1,208,211	1,240,905	—

Capital losses incurred after October 31 (“Post-October Losses”) and certain late year ordinary income losses within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. For the year ended April 30, 2014, the Funds incurred and elected to defer to May 1, 2014 post-October losses and late year ordinary losses of:

Fund	Late Year Ordinary Losses	Short-Term Post October Losses	Long-Term Post October Losses
IQ Hedge Multi-Strategy Tracker ETF	$—	$4,663,690	$—
IQ Hedge Macro Tracker ETF	—	431	183,027
IQ Hedge Market Neutral Tracker ETF	—	279,796	—
IQ Real Return ETF	—	—	426,422
IQ Global Resources ETF	—	403,768	1,659,159
IQ Merger Arbitrage ETF	22,199	—	354,489
IQ Australia Small Cap ETF	—	69,486	402,328
IQ Canada Small Cap ETF	—	—	1,263,707
IQ Global Agribusiness Small Cap ETF	—	128,200	1,235,622
IQ Global Oil Small Cap ETF	—	4,148	93,507
IQ U.S. Real Estate Small Cap ETF	—	—	60,006

75

Notes to Financial Statements (continued)
April 30, 2014

On December 22, 2010, the Regulated Investment Company (“RIC”) Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. Rules in effect previously limited the carryforward period to eight years and all carryforwards were considered short-term in character. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

At April 30, 2014, the Funds listed below had net capital loss carryforwards for Federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. For the year ended April 30, 2014, there were no capital loss carryforwards utilized or expired. These loss carryforwards expire in amounts and fiscal years as follows:

Fund	Short-Term Expiring April 30, 2018	Short-Term Expiring April 30, 2019	Short-Term With No Expiration	Long-Term With No Expiration
IQ Hedge Multi-Strategy Tracker ETF	$841,667	$5,603,304	$16,345,068	$422,996
IQ Hedge Macro Tracker ETF	80,017	531,209	3,791,909	234,007
IQ Hedge Market Neutral Tracker ETF	—	—	118,742	1,184
IQ Real Return ETF	—	—	527,547	750,081
IQ Global Resources ETF	—	—	19,663,772	4,369,797
IQ Merger Arbitrage ETF	—	971,183	606,231	694,348
IQ Australia Small Cap ETF	—	—	2,646,238	3,909,728
IQ Canada Small Cap ETF	—	161,421	8,176,146	5,180,510
IQ Global Agribusiness Small Cap ETF	—	—	2,743,581	1,877,603
IQ Global Oil Small Cap ETF	—	—	102,873	65,658
IQ U.S. Real Estate Small Cap ETF	—	—	1,790,716	—

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the year ended April 30, 2014 are as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
IQ Hedge Multi-Strategy Tracker ETF	$748,306,923	$578,923,451	$421,084,534	$240,048,808
IQ Hedge Macro Tracker ETF	24,427,585	20,462,351	4,734,072	43,828,493
IQ Hedge Market Neutral Tracker ETF	11,635,146	8,304,672	17,773,015	9,773,074
IQ Real Return ETF	18,766,307	19,819,607	6,121,788	38,763,870
IQ Global Resources ETF	139,470,507	86,048,291	7,633,716	65,585,693
IQ Merger Arbitrage ETF	67,936,335	59,825,309	18,168,380	15,359,062
IQ Australia Small Cap ETF	3,169,635	2,951,492	—	3,985,867
IQ Canada Small Cap ETF	6,013,626	6,088,585	—	1,034,276
IQ Global Agribusiness Small Cap ETF	14,595,852	8,158,369	—	18,495,720
IQ Global Oil Small Cap ETF	1,082,214	848,542	—	218,116
IQ U.S. Real Estate Small Cap ETF	23,155,109	16,805,015	19,958,811	26,303,834

76

Notes to Financial Statements (continued)
April 30, 2014

8. DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts

Certain Funds may invest in futures contracts (“futures”) in order to replicate exposures to their respective underlying index components. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No price is paid or received by a Fund upon the purchase of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuate making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market.’ Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and a Fund will realize a loss or gain. During the year ended April 30, 2014, IQ Hedge Multi-Strategy Tracker ETF utilized futures contracts to effect short exposure to emerging markets equity returns, currency returns and commodity returns, the IQ Hedge Macro Tracker ETF utilized futures contracts to effect short exposure to currency returns and commodity returns, and the IQ Hedge Market Neutral Tracker ETF utilized futures contracts to effect short exposure to emerging markets equity returns and currency returns. In addition, the IQ Merger Arbitrage ETF and Global Resources ETF both utilized futures contracts to effect short exposure to domestic and international equity returns.

The open futures contracts at April 30, 2014 are listed in the Schedules of Investments. The variation margin receivable or payable, as applicable, is included in the Statements of Assets and Liabilities.

Swap Transactions

A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Funds’ obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for total return swaps. Total return swaps give the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where the Fund has the right to receive the depreciation in value of a specified security, index or other instrument (“inverse swaps”). If the underlying asset in a total return swap declines in value (or increases in value, if an inverse swap) over the term of the swap, the Fund may also be required to pay the dollar value of that decline (or increase, if an inverse swap) to the counterparty. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Funds or if the reference index, security or investments do not perform as expected.

When the Funds have an unrealized loss on a swap agreement, the Funds have instructed the custodian to pledge cash or liquid securities as collateral with a value at least equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate.

Certain Funds use total return swaps to achieve the same exposures as their underlying index components. Total return swaps give the Funds the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where a Fund has the right to receive the depreciation in value of a specified security, index or other instrument. If the underlying asset in a total return swap increases or decreases over the term of the swap, a Fund may also be required to pay the dollar value of that to the counterparty. The Funds segregate or receive liquid assets, which may include securities, cash, or cash equivalents, to cover the daily marked-to-market net obligations under outstanding swap agreements.

77

Notes to Financial Statements (continued)
April 30, 2014

During the year ended April 30, 2014, IQ Hedge Multi-Strategy Tracker ETF utilized swaps to effect long exposure to convertible bond returns and currency returns, and short exposure to several asset classes, including, among others, U.S. real estate returns, volatility returns, domestic and international equity returns, corporate bonds, and short-term U.S. Treasury bonds. IQ Hedge Macro Tracker ETF utilized swaps to effect long exposure to mid-term volatility returns, convertible bond returns and corporate bond returns, and short exposure to several asset classes, including, among others, currency returns, and domestic and international equity returns, and domestic and international real estate returns. In addition, IQ Hedge Market Neutral Tracker ETF utilized swaps to effect long exposure to convertible bond returns and international equity returns, and short exposure to several asset classes, including, among others, domestic and international equity returns, currency returns, and corporate bond returns. In all cases, the Funds’ swap exposures were consistent with the exposure of the Funds’ underlying indexes. At April 30, 2014, the IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF and IQ Hedge Market Neutral Tracker ETF posted $16,379,724, $113,760 and $207,654, respectively, as collateral for swaps.

Pursuant to documentation governing the Funds’ swap transactions with Morgan Stanley Capital Services Inc. (“Morgan Stanley”), Morgan Stanley has the right to terminate the swaps early in the event that the net assets of the given Fund decline below specific levels set forth in the documentation (“net asset contingent features”). In the event of early termination, Morgan Stanley may require the Funds to pay or receive a settlement amount in connection with the terminated swap transaction. As of April 30, 2014, the Funds have not triggered the conditions under such documentation that will give the counterparty the right to call for an early termination. As of such date, the settlement values of these contracts were approximately equal to the fair value of such contracts.

At April 30, 2014 the fair values of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:

Liability Derivatives

	Equity Risk	Net Amount
IQ Global Resources ETF
Unrealized appreciation on futures contracts[1]	(212,843)	(212,843)
IQ Merger Arbitrage ETF
Unrealized appreciation on futures contracts[1]	(152,139)	(152,139)

1	Includes unsettled variation margin is reported within the Statements of Assets and Liabilities.
78

Notes to Financial Statements (continued)
April 30, 2014

Transactions in derivative instruments reflected on the Statement of Operations during the year ended April 30, 2014 as follows:

	Commodity Risk	Currency Risk	Equity Risk	Total
IQ Hedge Multi-Strategy Tracker ETF
Realized gain (loss)
Futures contracts	$758,706	$(730,036)	$(10,071)	$18,599
Swap transactions	—	—	7,225,793	7,225,793
Total realized gain (loss)	$758,706	$(730,036)	$7,215,722	$7,244,392
Change in Unrealized appreciation (depreciation)
Futures contracts	$(431,207)	$63,917	$—	$(367,290)
IQ Hedge Macro Tracker ETF
Realized gain (loss)
Futures contracts	$1,562	$20,848	$657	$23,067
Swap transactions	—	—	(96,605)	(96,605)
Total realized gain (loss)	$1,562	$20,848	$(95,948)	$(73,538)
IQ Hedge Market Neutral Tracker ETF
Realized gain (loss)
Futures contracts	$71	$(9,892)	$(26,949)	$(36,770)
Swap transactions	—	—	144,166	144,166
Total realized gain (loss)	$71	$(9,892)	$117,217	$107,396
Change in Unrealized appreciation (depreciation)
Futures contracts	$—	$—	$6,863	$6,863
IQ Global Resources ETF
Realized loss
Futures contracts	$797	$—	$(2,936,284)	$(2,935,487)
Change in Unrealized appreciation (depreciation)
Futures contracts	$—	$—	$436,421	$436,421
IQ Merger Arbitrage ETF
Realized gain
Futures contracts	$526	$—	$(890,262)	$(889,736)
Change in Unrealized appreciation (depreciation)
Futures contracts	$—	$—	$(21,007)	$(21,007)

For the year ended April 30, 2014, the monthly average volume of the derivatives held by the Funds was as follows:

Fund	Number of Futures Contracts	Market Value of Futures Contracts
IQ Hedge Multi-Strategy Tracker ETF	(205)	$(18,201,000)
IQ Hedge Macro Tracker ETF	(2)	(116,229)
IQ Hedge Market Neutral Tracker ETF	(17)	(864,012)
IQ Global Resources ETF	(187)	(16,579,690)
IQ Merger Arbitrage ETF	(61)	(5,502,863)

Fund	Net Notional Amount of Total Return Swap Contracts
IQ Hedge Multi-Strategy Tracker ETF	$17,354,572
IQ Hedge Macro Tracker ETF	339,705
IQ Hedge Market Neutral Tracker ETF	936,544

79

Notes to Financial Statements (continued)
April 30, 2014

9. RISKS INVOLVED WITH INVESTING IN THE FUNDS

The Funds are subject to the principal risks described below. Some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments.

Fund of Funds Risk*

Certain of the Funds’ investment performance, because they are funds of funds, depends on the investment performance of the underlying ETFs in which they invest. An investment in any such Fund is subject to the risks associated with the underlying ETFs that comprise its underlying Index. Such a Fund will indirectly pay a proportional share of the asset-based fees, if any, of the underlying ETFs in which it invests.

Exchange Traded Vehicle Risk*

Unlike an investment in a mutual fund, the value of the Funds’ investments in ETFs, exchange-traded vehicles (“ETVs”) and exchange-traded notes (“ETNs”) is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop, or exchange trading halts or de-listings. Federal law prohibits the Funds from acquiring investment company shares, including shares of ETFs, in excess of specific thresholds unless exempted by rule, regulation or exemptive order. These prohibitions may prevent the Funds from allocating their investments to ETFs in an optimal manner.

Index Risk

The Funds’ underlying indexes and the Funds rebalance only on a monthly or quarterly basis, which may cause the performance of the underlying indexes and the Funds to deviate from that of the market exposure that they are trying to achieve.

Industry Concentration Risk

A Fund will not invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent that the underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Tracking Error Risk

Each Fund’s performance may not match its underlying Index during any period of time. Although each Fund attempts to track the performance of its underlying Index, a Fund may not be able to duplicate its exact composition or return for any number of reasons, including but not limited to risk that the strategies used by the Advisor to match the performance of the underlying Indexes may fail to produce the intended results, liquidity risk and new fund risk, as well as the incurring of Fund expenses, which the underlying Index does not incur.

Foreign Securities Risk

Certain of the Funds invest directly or indirectly (through underlying ETFs) in the securities of non-U.S. issuers, which involves risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.

Small Capitalization Companies Risk**

Certain of the Funds invest primarily in the stocks of small capitalization companies, which may be more volatile than those of larger companies. Stock prices of small capitalization companies are also more vulnerable than those of large capitalization companies to adverse business and economic developments, and the stocks of small capitalization companies may be thinly traded, making it difficult to buy and sell them.

80

Notes to Financial Statements (continued)
April 30, 2014

New Fund Risk

The IQ Hedge Market Neutral Tracker ETF is a new fund. The Fund has evaluated subsequent events through the date of issuance of this report and has determined that there are no other material events that would require disclosure.

*	Applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF and IQ Real Return ETF.
**	Applies to IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF and IQ U.S. Real Estate Small Cap ETF.

10. SUBSEQUENT EVENTS

In the preparation of the financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the dates the financial statements were issued.

On June 30, 2014 IQ U.S. Real Estate Small Cap ETF will pay a regularly scheduled distribution in the amount of $0.288 per share to shareholders of record as of June 26, 2014.

81

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of IndexIQ ETF Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of IndexIQ ETF Trust (the “Trust”) (comprising, respectively, IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Real Return ETF, IQ Global Resources ETF, IQ Merger Arbitrage ETF, IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF and IQ U.S. Real Estate Small Cap ETF) as of April 30, 2014, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the IndexIQ ETF Trust at April 30, 2014, and the results of their operations, changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 27, 2014

82

Supplemental Information (unaudited)

Federal Tax Status of Dividends Declared During the Tax Year

Qualified Dividend Income — Certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended April 30, 2014 taxed at a maximum rate of 15% is as follows:

IQ Hedge Multi-Strategy Tracker ETF	17.97%
IQ Hedge Macro Tracker ETF	18.36%
IQ Hedge Market Neutral Tracker ETF	24.35%
IQ Real Return ETF	100.00%
IQ Global Resources ETF	72.24%
IQ Merger Arbitrage ETF	100.00%
IQ Australia Small Cap ETF	100.00%
IQ Canada Small Cap ETF	79.72%
IQ Global Agribusiness Small Cap ETF	93.89%
IQ Global Oil Small Cap ETF	73.90%
IQ U.S. Real Estate Small Cap ETF	0.27%

Dividends Received Deduction — For corporate shareholders, the percentage of ordinary income distributions for the year ended April 30, 2014 that qualifies for the dividends received deduction is as follows:

IQ Hedge Multi-Strategy Tracker ETF	8.92%
IQ Hedge Macro Tracker ETF	3.62%
IQ Hedge Market Neutral Tracker ETF	0.14%
IQ Real Return ETF	100.00%
IQ Global Resources ETF	45.31%
IQ Merger Arbitrage ETF	100.00%
IQ Australia Small Cap ETF	0.00%
IQ Canada Small Cap ETF	0.00%
IQ Global Agribusiness Small Cap ETF	8.24%
IQ Global Oil Small Cap ETF	33.56%
IQ U.S. Real Estate Small Cap ETF	0.27%

Foreign Taxes Paid — The following Funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid to its shareholders. The total amount of foreign taxes passed through to shareholders on a per share basis for the year ended April 30, 2014, are as follows:

	Foreign Taxes Per Share	Income Per Share
IQ Hedge Multi-Strategy Tracker ETF	—	—
IQ Hedge Macro Tracker ETF	—	—
IQ Hedge Market Neutral Tracker ETF	—	—
IQ Real Return ETF	—	—
IQ Global Resources ETF	0.0209	0.3754
IQ Merger Arbitrage ETF	—	—
IQ Australia Small Cap ETF	0.0111	0.6742
IQ Canada Small Cap ETF	0.0721	0.4940
IQ Global Agribusiness Small Cap ETF	0.0446	0.6435
IQ Global Oil Small Cap ETF	—	—
IQ U.S. Real Estate Small Cap ETF	—	—

In January 2015, you will be advised on IRS Form 1099 DIV as to the Federal tax status of the distributions received by you in calendar year 2014.

83

Board Review of Investment Advisory Agreement (unaudited)

At the March 24, 2014 meeting of the Board of Trustees (the “Board”) of IndexIQ ETF Trust (the “Trust”), the Board, including those Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), approved IndexIQ Advisors LLC (“IndexIQ”) to continue to serve as investment adviser to the Fund and approved the continuation of the investment advisory agreement between IndexIQ and the Trust with respect to the Fund (the “Investment Advisory Agreement”), upon the same terms and conditions set forth therein, for the period February 2, 2014 until February 2, 2015. In connection with considering approval of the Investment Advisory Agreement, the Independent Trustees met in executive session with counsel to the Trust, who provided assistance and advice.

In considering the approval of the continuation of the Investment Advisory Agreement, the Independent Trustees reviewed the materials provided for the Meeting by IndexIQ, including: (i) a copy of the Investment Advisory Agreement with IndexIQ; (ii) information describing the nature, quality, and extent of the services that IndexIQ provides to the Funds, and the fees that IndexIQ receives from the Funds; (iii) information concerning business and operations, compliance program and portfolio management team of IndexIQ; (iv) a copy of the current Form ADV for IndexIQ; and (v) memoranda from Katten Muchin Rosenman LLP on the fiduciary responsibilities of trustees, including the Independent Trustees, in considering advisory arrangements under the 1940 Act. The independent Trustees also considered the information presented at Board meetings throughout the year. In addition, the Independent Trustees received data comparing the advisory fees, expenses and performance of the Funds with expenses and performance of other exchange-traded funds (“ETFs”) with similar investment objectives and policies.

During their review of this information, the Independent Trustees focused on and analyzed the factors they deemed relevant, including: (1) the nature, quality, and extent of the services provided to the Funds; (2) the personnel and operations of IndexIQ; (3) the investment performance of each Fund; (4) IndexIQ’s financial condition and profitability; (5) potential “fall-out” benefits to IndexIQ and its affiliates (i.e., ancillary benefits that may be realized by IndexIQ and its affiliates from IndexIQ’s relationship with the Funds); and (6) possible conflicts of interest.

In particular, the Board considered and discussed the following with respect to each Fund:

(a)	The nature, extent, and quality of services provided to the Funds by IndexIQ. The Board reviewed the services that IndexIQ provides to the Funds. The Board noted the responsibilities that IndexIQ has as the Funds’ investment adviser, including overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, daily monitoring of tracking error and quarterly reporting to the Board, and the implementation of Board directives as they relate to the Funds.

The Board reviewed the experience, resources, and strengths of IndexIQ in managing the Funds, the IndexIQ Trust’s mutual fund, as well as separately managed accounts. Based on their consideration and review of the foregoing information, the Board determined that the Funds were likely to continue to benefit from the nature, quality, and extent of these services, as well as IndexIQ’s ability to render such services based on its experience, operations, and resources.

(b)	Comparison of services provided and fees charged by IndexIQ and other investment advisers to similar clients, and the cost of the services provided and profits realized by IndexIQ from its relationship with the Funds. The Board then compared both the services rendered and the fees paid pursuant to the Investment Advisory Agreement to contracts of other registered investment advisers providing services to similar ETFs. In particular, the Board compared each Fund’s advisory fee and expense ratio to other investment companies considered to be in each such Fund’s peer group.

After comparing each Fund’s fees with those of other investment companies in the Fund’s peer group, and in light of the nature, quality, and extent of services provided by IndexIQ and the costs incurred by IndexIQ in rendering those services, the Board concluded that the level of fees paid to IndexIQ with respect to each Fund were fair and reasonable.

(c)	IndexIQ’s profitability and the extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale. The Board discussed with IndexIQ the costs and profitability of IndexIQ in connection with its serving as investment adviser to each Fund, including operational costs.
84

Board Review of Investment Advisory Agreement (unaudited) (continued)

(d)	Investment performance of IndexIQ. The Board considered the investment performance of the Funds, including tracking error. In particular, the Board considered the investment performance of the Funds relative to their stated objectives and the success of IndexIQ in reaching such objectives. The Board considered each Fund’s investment performance compared to the benchmark index that each Fund uses for comparison in its prospectus and shareholder reports. The Board also considered each Fund’s investment performance compared to the respective Fund’s peer group.

The Board also received and considered information about the premium/discount history of the Funds, which illustrated the number of times that the market price of the Funds trading on the secondary market closed above or below the NAV of the Funds, and by how much, measured in basis points.

Conclusion. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the advisory fee rates and total expense ratios were reasonable in relation to the services provided by IndexIQ to the Funds, as well as the costs incurred and benefits gained by IndexIQ in providing such services. The Board also found the investment advisory fees to be reasonable in comparison to the fees charged by investment advisers to other comparable ETFs of similar size. As a result, the Board determined that the continuation of the Investment Advisory Agreement with IndexIQ was in the best interests of each Fund and its shareholders.

85

Board of Trustees and Officers (unaudited)

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The name, year of birth, address and principal occupations during the past five years for each Trustee and Officer of the Trust is set forth below, along with the other public directorships held by the Trustees.

Independent Trustees

Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years[3]	Number of Portfolios in Fund Complex Overseen by Trustee[4]	Other Directorships Held by Trustee

Reena Aggarwal 1957	Trustee	Since August 2008	Robert E. McDonough Professor (2003 to present) and Professor of Finance, McDonough School of Business, Georgetown University (2000 to present); Co-Chairman of Board, Social Innovations and Public Service Fund, Georgetown University (2012 to present); and Director, Brightwood Capital Advisors, L.P. (2013 to present).	12	FBR & Co. (2011 to present) FBR Funds (2006 to 2011)

Gene Chao 1970	Trustee	Since August 2008	Managing Director, Global Infrastructure Services, Computer Services Corp. (2013 to present); Vice President — Infrastructure Services, Capgemini (2012 to 2013); Vice President, Global Industries Strategy & Solutions, Juniper Networks (2011 to 2013); Vice President and GM, Global Network, Hewlett-Packard (2010 to 2011); and Vice President, Strategic Services, Dimension Data, Americas (2007 to 2010).	12	None

Interested Trustee[5]

Adam S. Patti 1970	Chairman and Trustee President and Principal Executive Officer	Since November 2008 Since July 2008	Chairman, Trustee, President and Principal Executive, IndexIQ Trust (2008 to present); Chief Executive Officer, the Advisor (2007 to present); and Chief Executive Officer, IndexIQ (2006 to present).	12	None

Officers of the Trust

Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years

Gregory D. Bassuk 1972	Secretary	Since July 2008	Chief Compliance Officer, the Advisor (2008 to present); Secretary,
IndexIQ Trust (2008 to present); Chairman and Trustee, IndexIQ ETF
Trust (July 2008 to November 2008); Chairman and Trustee, IndexIQ
Trust (February 2008 to November 2008); Chief Operating Officer, the
Advisor (2007 to present); and Chief Operating Officer, IndexIQ (2006 to present).

David Fogel 1971	Treasurer, Principal Financial Officer and Chief Compliance Officer	Since October 2008	Executive Vice President, IndexIQ Trust (2011 to present); Treasurer,
Principal Financial Officer and Chief Compliance Officer, IndexIQ Trust
(2008 to present); and President (2013 to present) and Executive Vice
President (2006 to 2013), IndexIQ.

	Executive Vice President	Since June 2011

1	The address of each Trustee or Officer is c/o IndexIQ, 800 Westchester Avenue, Suite S-710, Rye Brook, New York 10573.
2	Trustees and Officers serve until their successors are duly elected and qualified.
3	Principal occupations(s) of the Trustees may cover more than the past five years.
4	The Funds are part of a “fund complex” as defined in the 1940 Act. The fund complex includes all open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment advisor that is an affiliated person of the Advisor.
5	Mr. Patti is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.
86

ANNUAL REPORT | APRIL 30, 2014

IndexIQ ETF Trust

IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Macro Tracker ETF
IQ Hedge Market Neutral Tracker ETF
IQ Real Return ETF
IQ Global Resources ETF
IQ Merger Arbitrage ETF
IQ Australia Small Cap ETF
IQ Canada Small Cap ETF
IQ Global Agribusiness Small Cap ETF
IQ Global Oil Small Cap ETF
IQ U.S. Real Estate Small Cap ETF

Investment Advisor
IndexIQ Advisors LLC
800 Westchester Avenue,
Suite N-611
Rye Brook, NY 10573

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Legal Counsel
Katten Muchin Rosenman, LLP
575 Madison Avenue
New York, New York 10022

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has one audit committee financial expert serving on its audit committee, an “independent” Trustee, Reena Aggarwal. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $206,000 for 2014 and $190,000 for 2013.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2014 and $0 for 2013.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $56,000 for 2014 and $56,000 for 2013.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2014 and $0 for 2013.
(e)(1)	Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

(e)(2)	100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.
(f)	No response required.
(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2014 and $0 for 2013.
(h)	Not applicable.

Item 5. Audit Committee of Listed registrants.

(a)	The Fund has a designated Audit Committee in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934 (the “Exchange Act”) and the members of such committee are Reena Aggarwal and Gene Chao.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ ETF Trust

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	June 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	June 25, 2014

By (Signature and Title)*	/s/ David L. Fogel
David L. Fogel
(Principal Financial Officer)

Date	June 25, 2014

* Print the name and title of each signing officer under his or her signature.